======================================================
                                                SEC FILE NOS. 33-5270
                                                              811-4653
======================================================
            SECURITIES AND EXCHANGE COMMISSION
                 WASHINGTON, D.C. 20549

                      FORM N-1A
               REGISTRATION STATEMENT
                       UNDER
              THE SECURITIES ACT OF 1933
           POST-EFFECTIVE AMENDMENT NO. 14
               REGISTRATION STATEMENT
                       UNDER
          THE INVESTMENT COMPANY ACT OF 1940
                  AMENDMENT NO.    13

          THE AMERICAN FUNDS TAX-EXEMPT SERIES I
   (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
            1101 VERMONT AVENUE, N.W.
               WASHINGTON, D.C. 20005
       (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                  (202) 842-5665

                   HARRY J. LISTER
         WASHINGTON MANAGEMENT CORPORATION
             1101 VERMONT AVENUE, N.W.
              WASHINGTON, D.C. 20005
      (NAME AND ADDRESS OF AGENT FOR SERVICE)

                     COPIES TO:
             J. JUDE O'DONNELL, ESQ.
     THOMPSON, O'DONNELL, MARKHAM, NORTON & HANNON
             805 FIFTEENTH STREET, N.W.
              WASHINGTON, D.C. 20005
           (COUNSEL FOR THE REGISTRANT)

  THE REGISTRANT FILED ITS 24F-2 NOTICE FOR FISCAL 1997 ON SEPTEMBER 25, 1997.

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

|X|  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON NOVEMBER 15,
1997,
                     PURSUANT TO PARAGRAPH (B) OF RULE 485.

                  THE AMERICAN FUNDS TAX-EXEMPT SERIES I

                         CROSS REFERENCE SHEET

ITEM NUMBER                                    CAPTIONS IN PROSPECTUS (PART "A")
OF PART "A"
OF FORM N-1A

1.  Cover Page...............................................   Cover Page

2.  Synopsis ..................................................   Summary of Expenses

3.  Condensed Financial Information ...................   Financial Highlights

4.  General Description of Registrant ...................   Investment Policies and Risks;
                                             Securities and Investment Techniques;
                                             Fund Organization and Management

5.  Management of the Fund .............................   Financial Highlights; Securities
                                             and Investment Techniques; Multiple
                                             Portfolio Counselor System; Fund
                                             Organization and Management

6.  Capital Stock and Other Securities ..................   Investment Policies and Risks; Securities
                                             and Investment Techniques; Fund Organization and Management; Dividends, Distributions
and Taxes

7.  Purchase of Securities Being Offered ...............   Purchasing Shares

8.  Redemption or Repurchase ...........................   Selling Shares

9.  Legal Proceedings ......................................   N/A


__________

ITEM NUMBER                                  CAPTIONS IN STATEMENT OF
OF PART "B"                                    ADDITIONAL INFORMATION (PART "B")
OF FORM N-1A

10.  Cover Page .............................................   Cover

11.  Table of Contents .....................................   Table of Contents

12.  General Information and History ..................   Fund Organization and Management
                                             (Part "A")

13.  Investment Objectives and Policies ...............   Investment Restrictions

14.  Management of the Registrant .....................   Trust Officers and Trustees, including
                                             Trustee Compensation; Management

15.  Control Persons and Principal           Trust Officers and Trustees
               Holders of Securities .........................

16.  Investment Advisory and Other           Management
  Services ....................................   17.  Brokerage Allocation and

                    Other Practices ............................   Execution of Portfolio Transactions

18.  Capital Stock and Other Securities ..............   None

19.  Purchase, Redemption and Pricing        Purchase of Shares; Shareholder Account
 of Securities Being Offered ....................   Services and Privileges; Redeeming Shares

20.  Tax Status ..............................................   Dividends, Distributions and Taxes

21.  Underwriters ...........................................   Management -- Principal Underwriter

22.  Calculation of Performance Data .................   Investment Results

23.  Financial Statements ..................................   Financial Statements


_____________
ITEM IN PART "C"
OF FORM N-1-A
24.  Financial Statements and Exhibits
25.  Persons Controlled by or Under Common Control with Registrant
26.  Number of Holders of Securities
27.  Indemnification
28.  Business and Other Connections of Investment Adviser
29.  Principal Underwriters
30.  Location of Accounts and Records
31.  Management Services
32.  Undertakings
Signature Page

                                      LOGO

                     The American Funds Tax-Exempt Series I

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                       The Tax-Exempt Fund of Maryland(R)
                       The Tax-Exempt Fund of Virginia(R)

                                   Prospectus



                               NOVEMBER 15, 1997

THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

THE AMERICAN FUNDS TAX-EXEMPT SERIES I

THE TAX-EXEMPT FUND OF MARYLAND(R)
THE TAX-EXEMPT FUND OF VIRGINIA(R)
1101 Vermont Avenue, N.W.
Washington, DC 20005

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Expenses                     3
Investment Results   10
 ...............................  ...............................
Financial Highlights         4
Dividends,
 Distributions and
 Taxes               13
 ...............................
Investment Policies and
 Risks                       5   ...............................
 ...............................
Fund Organization
 and Management      14
Securities and Investment
 Techniques                  7
 ...............................  ...............................
Shareholder
 Services            17
Multiple Portfolio
 Counselor System            9

--------------------------------------------------------------------------------

The American Funds Tax-Exempt Series I (the "Trust") is a fully managed, diversified, open-end investment company consisting of two separate series, The Tax-Exempt Fund of Maryland (the "Maryland Fund") and The Tax-Exempt Fund of Virginia (the "Virginia Fund"). Except where the context indicates otherwise, references to the "fund" apply to each of these two tax-exempt bond funds.

The fund's investment objective is to provide investors with a high level of current income exempt from federal and the respective state (Maryland or Virginia) income taxes. Consistent with this primary objective is the additional objective of preservation of capital. It seeks to achieve its objectives by investing primarily in investment grade tax-exempt securities issued by the respective state (Maryland or Virginia), its political subdivisions, municipalities and public authorities.

This prospectus presents information you should know before investing in the fund. You should keep it on file for future reference.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR INSURED OR GUARANTEED BY, ANY ENTITY OR PERSON INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

24/25-010-1197

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          THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
--------------------------------------------------------------------------------

EXPENSES
The effect of the expenses described below is reflected in the fund's share price and return.

You may pay certain shareholder transaction expenses when you buy or sell shares of the fund. Fund operating expenses are paid out of the fund's assets and are factored into its share price.

SHAREHOLDER TRANSACTION EXPENSES

                                     MARYLAND   VIRGINIA
                                       FUND       FUND
                                     --------   --------
Maximum sales charge on purchases
(as a percentage of offering price)   4.75%        4.75%
 ................................................................................

SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES. There is no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases without a sales charge.

FUND OPERATING EXPENSES
(as a percentage of average net assets)
--------------------------------------------------------------------------------
                                     MARYLAND   VIRGINIA
                                       FUND       FUND
                                     --------   --------
Management fees                       0.45%     0.44%
 ................................................................................
12b-1 expenses                        0.24%/1/  0.25%/1/
 ................................................................................
Other expenses                        0.13%     0.12%
 ................................................................................
Total fund operating expenses         0.82%     0.81%

/1/ 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLES

Assuming a hypothetical annual return of 5% and shareholder transaction and operating expenses as described above, for every $1,000 you invested you would pay the following total expenses over the following periods:
--------------------------------------------------------------------------------

             MARYLAND VIRGINIA
               FUND     FUND
             -------- --------
One year       $ 55     $ 55
 ................................................................................
Three years    $ 72     $ 72
 ................................................................................
Five years     $ 91     $ 90
 ................................................................................
Ten years      $144     $143

THESE EXAMPLES ARE NOT MEANT TO REPRESENT YOUR ACTUAL INVESTMENT RESULTS OR EXPENSES, WHICH MAY VARY. YOUR EXPENSES WILL BE LESS IF YOU QUALIFY TO PURCHASE SHARES AT A REDUCED OR NO SALES CHARGE.

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  THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following information has been audited by Price Waterhouse LLP, independent accountants. These tables should be read together with the financial statements which are included in the statement of additional information and annual report.

SELECTED PER-SHARE DATA--THE TAX-EXEMPT FUND OF MARYLAND

                                                     YEARS ENDED JULY 31
                                  ..........
                          1997    1996    1995    1994    1993    1992    1991    1990     1989       1988
              ------------------------------------------------------------------------------------------------
Net asset value,
beginning of year        $15.39  $15.29  $15.00  $15.53  $15.22  $14.29  $14.12  $14.22     $13.53     $13.46
--------------------------------------------------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
income                      .79     .80     .80     .76     .79     .83     .85     .83        .85        .85
 ................................................................................
Net realized and
unrealized gain
(loss) on investments       .63     .10    .29     (.53)    .31     .93    .17     (.10)       .69       .07
 ................................................................................
Total income from
investment
operations                 1.42     .90    1.09     .23    1.10    1.76    1.02     .73       1.54        .92
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
investment income          (.79)   (.80)   (.80)   (.76)   (.79)   (.83)   (.85)   (.83)      (.85)      (.85)
 ................................................................................
Distribution from
net realized gains         --       --      --     --       --      --      --      --        --       (.0015)
 ................................................................................
Total distributions      (.7900) (.8000) (.8000) (.7600) (.7900) (.8300) (.8500) (.8300)    (.8500)    (.8515)
 ................................................................................
Net asset value, end of
year                     $16.02  $15.39  $15.29  $15.00  $15.53  $15.22  $14.29  $14.12     $14.22     $13.53
 ................................................................................
Total return /1/          9.52%   5.95%   7.58%   1.42%   7.44%  12.72%   7.44%   5.35%     11.76%      7.18%
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
year (in millions)          $87     $80     $75     $75     $64     $48     $35     $31        $29        $26
 ................................................................................
Ratio of expenses
to average net assets      .82%    .81%    .78%    .75%    .83%    .91%    .94%    .99%   .98% /2/   .61% /2/
 ................................................................................
Ratio of net income
to average net assets     5.08%   5.14%   5.38%   4.90%   5.12%   5.60%   5.98%   5.89%  6.12% /2/  6.35% /2/
 ................................................................................
Portfolio
turnover rate            15.27%  16.01%  20.91%  10.01%   9.05%   8.11%   0.88%  21.75%      7.82%     22.89%

/1/ Excludes maximum sales charge of 4.75%.
/2/ Net of fees waived where expenses were borne by the Business Manager and the Investment Adviser.

--------------------------------------------------------------------------------
          THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

SELECTED PER-SHARE DATA--THE TAX-EXEMPT FUND OF VIRGINIA

                                                    YEARS ENDED JULY 31
                                  ..........
                          1997    1996    1995    1994    1993    1992    1991    1990     1989      1988
              ----------------------------------------------------------------------------------------------
Net asset value,
beginning of year        $15.77  $15.79  $15.49  $16.01  $15.72  $14.75  $14.50  $14.55    $13.86    $13.91
------------------------------------------------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
income                      .80     .81     .83     .80     .82     .85     .87     .87       .87       .87
 ................................................................................
Net realized and
unrealized gain
(loss) on investments       .60     .03    .30     (.52)    .29     .97    .25     (.05)      .69      (.05)
 ................................................................................
Total income from
investment
operations                 1.40     .84    1.13     .28    1.11    1.82    1.12     .82      1.56       .82
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
investment income          (.80)   (.81)   (.83)   (.80)   (.82)   (.85)   (.87)   (.87)     (.87)     (.87)
 ................................................................................
Distribution from
net realized gains         --      (.05)    --     --       --      --      --      --       --      (.0016)
 ................................................................................
Total distributions      (.8000) (.8600) (.8300) (.8000) (.8200) (.8500) (.8700) (.8700)   (.8700)   (.8716)
 ................................................................................
Net asset value, end of
year                     $16.37  $15.77  $15.79  $15.49  $16.01  $15.72  $14.75  $14.50    $14.55    $13.86
 ................................................................................
Total return /1/          9.10%   5.46%   7.56%   1.74%   7.29%  12.80%   8.01%   5.87%    11.60%     6.26%
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
year (in millions)         $101     $90     $92     $93     $80     $57     $39     $34       $29       $24
 ................................................................................
Ratio of expenses
to average net assets      .81%    .79%    .79%    .78%    .84%    .93%    .97%    .99%   .98%/2/   .61%/2/
 ................................................................................
Ratio of net income
to average net assets     4.99%   5.11%   5.37%   5.04%   5.18%   5.61%   6.00%   6.04%  6.10%/2/  6.38%/2/
 ................................................................................
Portfolio
turnover rate            18.41%  27.34%  32.18%   2.36%   4.96%   6.84%  13.60%  35.37%     9.90%    18.50%

/1/ Excludes maximum sales charge of 4.75%.
/2/ Net of fees waived where expenses were borne by the Business Manager and the
    Investment Adviser.
--------------------------------------------------------------------------------
INVESTMENT POLICIES AND RISKS
The fund's investment objective is to provide shareholders with a high level of current income exempt from federal and the respective state (Maryland or Virginia) income taxes. Consistent with this primary objective is the additional objective of preserving the fund's capital.

Under normal market conditions, the fund will invest at least 80% of its assets in securities that are exempt from both federal and the respective state

--------------------------------------------------------------------------------
  THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
(Maryland or Virginia) income taxes (excluding any securities subject to alternative minimum taxes). The assets of the fund will be invested primarily in securities rated at the time of purchase within the four highest categories for bonds and the two highest categories for notes and commercial paper by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or in securities that are unrated but determined to be of comparable quality by Capital Research and Management Company, the fund's investment adviser. Up to 20% of the fund's assets may be invested in tax-exempt bonds rated Ba and BB or below (or in comparable unrated tax-exempt securities). The fund may invest up to 20% of assets in certain tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum taxes; therefore, while the fund's distributions are not subject to regular federal income tax, a portion may be included in determining a shareholder's federal alternative minimum tax. Investment limitations are considered at the time securities are purchased. These limits are based on the fund's net assets, unless otherwise stated. The fund's fundamental investment restrictions (described in the statement of additional information) and objectives may not be changed without shareholder approval.

Because the fund will invest primarily in securities issued by the State of Maryland or Virginia, their political subdivisions, municipalities and public authorities, the fund is more susceptible to factors adversely affecting issuers of Maryland or Virginia securities than would be a comparable municipal bond mutual fund which has not concentrated in issuers in a single state. Both Maryland and Virginia are affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents that are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland's economy is based largely on manufacturing, the service trade, and financial, real estate and insurance entities. Virginia's economy is most dependent on the government sector, manufacturing and financial services. To the extent there are changes to any of these sectors the fund may be adversely impacted.

MORE INFORMATION ON THE FUND'S INVESTMENT POLICIES IS CONTAINED IN ITS STATEMENT OF ADDITIONAL INFORMATION.

THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE DUE TO MARKET CONDITIONS AND OTHER FACTORS. IN ADDITION, THE FUND MAY EXPERIENCE DIFFICULTY LIQUIDATING CERTAIN PORTFOLIO SECURITIES DURING SIGNIFICANT MARKET DECLINES OR PERIODS OF HEAVY REDEMPTIONS.

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          THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
--------------------------------------------------------------------------------
SECURITIES AND INVESTMENT TECHNIQUES

DEBT SECURITIES

Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest, and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, their prices decline when interest rates rise and vice versa.

The fund may invest up to 20% of its assets in debt securities rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality. These securities are commonly known as "high-yield, high-risk" or "junk" bonds. High-yield, high-risk bonds are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. It may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds. The fund's high-yield, high-risk securities may be rated as low as Ca by Moody's or CC by S&P which are described by the rating agencies as "speculative in a high degree; often in default or [having] other marked shortcomings." See the statement of additional information for a complete description of the bond ratings.

Capital Research and Management Company attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

MUNICIPAL BONDS

Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The interest on these obligations is generally not included in gross income for federal income tax purposes.

The two principal classifications of municipal bonds are general obligation and limited obligation, or revenue, bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. Limited obligation or revenue bonds are secured by the net revenue

--------------------------------------------------------------------------------
  THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations.

There are, in addition, a variety of hybrid and special types of municipal obligations, such as zero coupon and pre-refunded bonds, as well as numerous differences in the security of municipal bonds, both within and between the two primary classifications described above.

The amount of information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose equity securities are publicly traded.

PORTFOLIO COMPOSITION

The average monthly composition of the fund's portfolio based on the higher of Moody's or S&P ratings for the fiscal year ended July 31, 1997 was as follows:

--------------------------------------------------------------------------------
           MARYLAND VIRGINIA
             FUND     FUND
           -------- --------
Aaa/AAA     37.73%   37.97%
 ................................................................................
Aa/AA       19.58%   36.89%
 ................................................................................
A/A         16.09%    9.10%
 ................................................................................
Baa/BBB     10.42%    8.12%
 ................................................................................
Non-rated   12.53%    2.81%

Some or all of these non-rated securities were determined to be equivalent to securities rated by Moody's or S&P as follows:
--------------------------------------------------------------------------------
Baa/BBB      3.04%    --
 ................................................................................
Ba/BB        5.17%    2.81%
 ................................................................................
B/B          4.32%    --

Money market instruments and cash made up an average of 3.65% and 5.11% of the Maryland and Virginia portfolios, respectively.


MUNICIPAL LEASE OBLIGATIONS

The fund may invest in municipal lease revenue obligations, some of which may be considered illiquid. In determining whether these securities are liquid, Capital

--------------------------------------------------------------------------------
          THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

Research and Management Company will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.

FORWARD COMMITMENTS

The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the securities beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

VARIABLE AND FLOATING RATE OBLIGATIONS

The fund may invest in variable and floating rate obligations which have interest rates that are adjusted at designated intervals, or whenever interest rates change. The rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

MATURITY

There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years.

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MULTIPLE PORTFOLIO COUNSELOR SYSTEM

The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of the fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by the fund's objective and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of the fund's portfolio. The primary individual portfolio counselors for the fund are listed on the following page.

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              THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

--------------------------------------------------------------------------------

                                                            YEARS OF EXPERIENCE AS
                                                           INVESTMENT PROFESSIONAL
                                                                (APPROXIMATE)
                                            ...................................
   PORTFOLIO                       YEARS OF EXPERIENCE AS  WITH CAPITAL
COUNSELORS FOR                      PORTFOLIO COUNSELOR    RESEARCH AND
 THE AMERICAN                               FOR             MANAGEMENT
  FUNDS TAX-                         THE AMERICAN FUNDS     COMPANY OR
EXEMPT SERIES I  PRIMARY TITLE(S)   TAX-EXEMPT SERIES I   ITS AFFILIATES TOTAL YEARS
------------------------------------------------------------------------------------
MARK R.          Vice              3 years                4 years*       12 years
MACDONALD        President--
                 Investment
                 Management
                 Group, Capital
                 Research and
                 Management
                 Company
------------------------------------------------------------------------------------
DAVID A.         Vice President,   4 years                6 years        9 years
HOAG             Capital
(MARYLAND        Research
ONLY)            Company**
------------------------------------------------------------------------------------
BRENDA S.        Vice President,   4 years                6 years        8 years
ELLERIN          Capital
(VIRGINIA        Research
ONLY)            Company**
------------------------------------------------------------------------------------

* Prior to joining Capital Research and Management Company, Mr. Macdonald had been an Assistant Vice President & Director of Fixed Income with Farmers Insurance Group since 1988.
<R/>
**  A wholly owned subsidiary of Capital Research and Management Company.
--------------------------------------------------------------------------------
INVESTMENT RESULTS

The fund may compare investment results on a taxable and tax-equivalent basis to various indices or other mutual funds. Fund results may be calculated on a total return, yield, and/or distribution rate basis. Results calculated without a sales charge will be higher.

- TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

- YIELD is computed by dividing the net investment income per share earned by the fund over a given period of time by the maximum offering price per share on the last day of the period, according to a formula mandated by the Securities and Exchange Commission. A yield calculated using this formula may be different than the income actually paid to shareholders.

- DISTRIBUTION RATE reflects dividends that were paid by the fund. The distribution rate is calculated by annualizing the current month's dividend and dividing by the average price for the month.

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          THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

                     INVESTMENT RESULTS - THE MARYLAND FUND


                     (FOR PERIODS ENDED SEPTEMBER 30, 1997)

AVERAGE
ANNUAL          THE FUND         THE FUND AT
TOTAL            AT NET            MAXIMUM        LEHMAN
RETURNS:      ASSET VALUE/1/ SALES CHARGE/1/,/2/ INDEX/3/
--------------------------------------------------------------------------------
One year          8.51%             3.36%         9.02%
 ................................................................................
Five years        6.65%             5.62%         7.17%
 ................................................................................
Ten years         8.02%             7.50%         8.77%
 ................................................................................
Lifetime/4/       6.75%             6.28%         8.35%
--------------------------------------------------------------------------------

Yield1,2: 4.25%
Distribution Rate/2/: 4.74%
/1/ These fund results were calculated according to a standard formula that is required for all stock and bond funds.
/2/ Includes the maximum sales charge.
/3/ Lehman Brothers Municipal Bond Index represents the long-term investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.
/4/ The fund began investment operations on August 14, 1986.


                             [GRAPH APPEARS HERE]

Here are the fund's annual total returns calculated without a sales charge. This information is being supplied on a calendar year basis.

1987       -1.20
1988        9.02
1989       10.38
1990        5.86
1991        9.97
1992        8.37
1993       10.31
1994       -4.77
1995       16.45
1996        3.74

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  THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

                     INVESTMENT RESULTS - THE VIRGINIA FUND
                     (FOR PERIODS ENDED SEPTEMBER 30, 1997)

AVERAGE
ANNUAL          THE FUND         THE FUND AT
TOTAL            AT NET            MAXIMUM        LEHMAN
RETURNS:      ASSET VALUE/1/ SALES CHARGE/1/,/2/ INDEX/3/
--------------------------------------------------------------------------------
One year          8.13%             2.98%         9.02%
 ................................................................................
Five years        6.46%             5.43%         7.17%
 ................................................................................
Ten years         7.91%             7.39%         8.77%
 ................................................................................
Lifetime/4/       7.02%             6.55%         8.35%
--------------------------------------------------------------------------------

Yield1,2: 3.99%
Distribution Rate/2/: 4.63%
/1/ These fund results were calculated according to a standard formula that is required for all stock and bond funds.
/2/ Includes the maximum sales charge.
/3/ Lehman Brothers Municipal Bond Index represents the long-term investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.
/4/ The fund began investment operations on August 14, 1986.



                             [GRAPH APPEARS HERE]

Here are the fund's annual total returns calculated without a sales charge. This information is being supplied on a calendar year basis.


1987        -0.07
1988         8.80
1989         9.00
1990         5.71
1991        11.26
1992         7.84
1993        11.29
1994        -4.78
1995        15.85
1996         3.49

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          THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
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DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from its net investment income daily and distributes the accrued dividends to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from Americian Funds Service Company with regard to uncashed distribution checks, the shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

TAXES

In any fiscal year in which the fund qualifies as a regulated investment company and distributes to shareholders substantially all of its net investment income and net capital gains, the fund itself is relieved of federal income tax. The fund is permitted to pass through to its shareholders federally tax-exempt income subject to certain requirements. However, the fund may invest in obligations which pay interest that is subject to state and local taxes when distributed by the fund. Dividends derived from taxable interest income, distributions of capital gains and dividends on gains from the disposition of certain market discount bonds will not be exempt from federal, state or local income tax.

Capital gains are taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Early each year, you will be notified as to the amount and tax status of all income distributions paid during the prior year. You are required by the Internal Revenue Code to report to the federal government all fund exempt-interest dividends (and all other tax-exempt interest).

It is anticipated that federal exempt interest dividends paid by the fund and derived from interest on bonds exempt from Maryland or Virginia income taxation under state law will also be exempt from the respective state corporate and personal income tax. To the extent the fund's dividends are derived from interest on debt obligations other than Maryland or Virginia municipal securities, such dividends may be subject to state income tax even though the dividends may be exempt from federal income tax.

Any fund dividends derived from taxable interest income and any distributions of capital gains will not be exempt from federal or state income tax. With respect to states other than Maryland or Virginia, distributions of net

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  THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on otherwise tax-exempt obligations which, if realized directly, would be exempt from such income taxes. For example, a state may require that a fund hold a specified percentage of its bonds in order for the fund to pass through interest paid on these bonds to its shareholders on a state tax-exempt basis, whereas if the bonds were held directly by shareholders the interest would be exempt from state tax.

YOU MUST PROVIDE THE FUND WITH A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND CERTIFY THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING. IF YOU FAIL TO DO SO THE IRS CAN REQUIRE THE FUND TO WITHHOLD 31% OF YOUR TAXABLE DISTRIBUTIONS AND REDEMPTIONS. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the fund. Please see the statement of additional information and your tax adviser for further information.

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FUND ORGANIZATION AND MANAGEMENT

FUND ORGANIZATION AND VOTING RIGHTS

The Trust, an open-end, diversified management investment company, was organized as a Massachusetts business trust in 1986. All fund operations are supervised by the fund's board of trustees who meet periodically and perform duties required by applicable state and federal laws. Members of the board who are not affiliated with the business manager or investment adviser or their affiliates are paid certain fees for services rendered to the fund as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The Trust does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Trust will hold a meeting at which any member of the board could be removed by a majority vote. Since the funds use a combined prospectus, each fund may be liable for misstatements, inaccuracies, or incomplete disclosure concerning any other fund contained in this prospectus.

THE BUSINESS MANAGER

Washington Management Corporation, 1101 Vermont Avenue, N.W., Washington, D.C. 20005, is the business manager and provides all services

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          THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS required to carry on the fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, arrangements for and supervision of all shareholder services, federal and state regulatory compliance and responsibility for accounting and recordkeeping facilities. Washington Management Corporation provides similar services to other mutual funds. The fee paid by the fund to Washington Management Corporation is composed of a management fee, which may not exceed 0.135% of the fund's average net assets annually and declines at certain asset levels, plus 1.35% of the fund's annual gross income.

THE INVESTMENT ADVISER

Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio of the fund. The fee paid by the fund to Capital Research and Management Company is composed of an advisory fee, which may not exceed 0.165% of the fund's average net assets annually and declines at certain asset levels, plus 1.65% of the fund's annual gross income. The total management fees paid by the fund, to the business manager and investment adviser combined, as a percentage of average net assets, for the previous fiscal year are discussed earlier under "Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing.

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Expenses."

PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the

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  THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the dealer, generally referred to as a concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. In the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where it appears better prices and executions are available elsewhere.

Subject to the above policy, when two or more brokers (either directly or through their correspondent clearing agents) are in a position to offer comparable prices and executions, preference may be given to brokers who have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or other funds served by Capital Research and Management Company.

PRINCIPAL UNDERWRITER AND TRANSFER AGENT

American Funds Distributors, Inc. and American Funds Service Company serve as the principal underwriter and transfer agent for the fund, respectively. They are headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821, respectively.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                                      LOGO

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          THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
SHAREHOLDER SERVICES

The fund offers you a valuable array of services you can use to alter your investment program as your needs and circumstances change. These services, which are summarized below, are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. A COMPLETE DESCRIPTION OF SHAREHOLDER SERVICES AND ACCOUNT POLICIES IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

THE SERVICES DESCRIBED MAY NOT BE AVAILABLE THROUGH SOME RETIREMENT PLANS OR ACCOUNTS HELD BY INVESTMENT DEALERS. IF YOU ARE INVESTING IN SUCH A MANNER, YOU SHOULD CONTACT YOUR PLAN ADMINISTRATOR/TRUSTEE OR DEALER ABOUT WHAT SERVICES
ARE AVAILABLE AND WITH QUESTIONS ABOUT YOUR ACCOUNT.
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PURCHASING SHARES

HOW TO PURCHASE SHARES

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may add to your account through your dealer or directly through American Funds Service Company by mail, computer, wire, or bank debit. You may also establish or add to your account by exchanging shares from any of your other accounts in The American Funds Group. The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. This includes exchange purchase orders that may place an unfair burden on other shareholders due to their frequency.

Various purchase options are available as described below subject to certain investment minimums and limitations described in the statement of additional information and "Welcome to the Family."

+Automatic Investment Plan

  You may invest monthly or quarterly through automatic withdrawals from your bank account.

+Automatic Reinvestment

  You may reinvest your dividends and capital gain distributions into the fund (with no sales charge). This will be done automatically unless you elect to have the dividends and/or capital gain distributions paid to you in cash.

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  THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

+Cross-Reinvestment

  You may invest your dividends and capital gain distributions into any other fund in The American Funds Group.

+Exchange Privilege

  You may exchange your shares into other funds in The American Funds Group generally with no sales charge. Exchanges of shares from the money market funds that were initially purchased with no sales charge will generally be subject to the appropriate sales charge. You may also elect to automatically exchange shares among any of the funds in The American Funds Group. Exchange requests may be made in writing, by telephone, including American FundsLine(R), by computer using American FundsLine OnLineSM (see below), or by fax. EXCHANGES HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

+Retirement Plans

  Tax-exempt funds should not serve as retirement plan investments.

SHARE PRICE

The fund's share price, also called net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open. The fund calculates its net asset value per share, generally using market prices, by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. Shares are purchased at the offering price next determined after your investment is received and accepted by American Funds Service Company. The offering price is the net asset value plus a sales charge, if applicable.

SHARE CERTIFICATES

Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

INVESTMENT MINIMUMS

-------------------------------------------------------------------------------
To establish an account................................................. $1,000
To add to an account.................................................... $   50

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          THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

SALES CHARGES

A sales charge may apply, as described below, when purchasing shares. Sales charges may be reduced for larger purchases as indicated below.

                               SALES CHARGE AS A
                                 PERCENTAGE OF
                               .................

--------------------------------------------------------------------------------
Less than $25,000                      4.75%     4.99%     4.00%
                                 DEALER
                       NET    CONCESSION AS
            OFFERING  AMOUNT  % OF OFFERING
INVESTMENT   PRICE   INVESTED     PRICE
 ................................................................................
$25,000 but less than $50,000          4.50%     4.71%     3.75%
 ................................................................................
$50,000 but less than $100,000         4.00%     4.17%     3.25%
 ................................................................................
$100,000 but less than $250,000        3.50%     3.63%     2.75%
 ................................................................................
$250,000 but less than $500,000        2.50%     2.56%     2.00%
 ................................................................................
$500,000 but less than $1 million      2.00%     2.04%     1.60%
 ................................................................................
$1 million or more and certain
other investments described below  see below see below see below

PURCHASES NOT SUBJECT TO SALES CHARGES

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE BY THESE ACCOUNTS. Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge. A dealer concession of up to 1% may be paid by the fund from its Plan of Distribution and/or by American Funds Distributors on investments made with no inital sales charge described above. Investments by certain individuals and entities including employees and other associated persons of dealers authorized to sell shares of the fund, Washington Management Corporation and Capital Research and Management Company and its affiliated companies are not subject to a sales charge.

ADDITIONAL DEALER COMPENSATION

In addition to the concessions listed, up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services (including services to retirement plans) pursuant to the fund's Plan of Distribution. American Funds Distributors currently provides additional compensation to the top one

--------------------------------------------------------------------------------
  THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS hundred dealers who have sold shares of funds in The American Funds Group based on the pro rata share of a qualifying dealer's sales.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

+ Aggregation

  Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), including any business account solely "controlled by," as well as any retirement plan or trust account solely for the benefit of, these individuals. Investments made for multiple employee benefit plans of a single employer or "affiliated" employers may be aggregated provided they are not also aggregated with individual accounts. Finally, investments made by a common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares may be aggregated.

  Purchases made for nominee or street name accounts will generally not be aggregated with those made for other accounts unless qualified as described above.

+Concurrent Purchases

  You may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

+ Right of Accumulation

  You may take into account the current value of your existing holdings in The American Funds Group to determine your sales charge. Direct purchases of the money market funds are excluded.

+ Statement of Intention

  You may enter into a non-binding commitment to invest a certain amount (which, at your request, may include purchases made during the previous 90 days) in non-money market fund shares over a 13-month period. A portion of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for the applicable sales charge reduction.

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          THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
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SELLING SHARES

HOW TO SELL SHARES

You may sell (redeem) shares in your account by contacting your investment dealer or American Funds Service Company. You may also use American FundsLine(R) or American FundsLine OnLineSM (see below). In addition, you may sell shares in amounts of $50 or more automatically. If you sell shares through your investment dealer you may be charged for this service. Shares held for you in your dealer's street name must be sold through the dealer.

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. Sale requests may be made in writing, by telephone, including American FundsLine(R), by computer using American FundsLine OnLineSM, or by fax. Sales by telephone, computer or fax are limited to $50,000 in accounts registered to individual(s) (including non-retirement trust accounts). In addition, checks must be made payable to the registered shareholder(s) and mailed to an address of record that has been used with the account for at least 10 days.

Proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

Generally, written requests to sell shares must be signed by you and must include any shares you wish to sell that are in certificate form. Your signature must be guaranteed by a bank, savings association, credit union, or member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc., that is an eligible guarantor institution. A signature guarantee is not currently required for any sale of $50,000 or less provided the check is made payable to the registered shareholder(s) and is mailed to the address of record on the account, and provided the address has been used with the account for at least 10 days. Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

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  THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Reinvestment will be at the next calculated net asset value after receipt and acceptance by American Funds Service Company.
--------------------------------------------------------------------------------
OTHER IMPORTANT THINGS TO REMEMBER

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINESM

You may check your share balance, the price of your shares, or your most recent account transactions, sell shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R) or American FundsLine OnLineSM. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access The American Fund's Web site on the Internet at www.americanfunds.com.

TELEPHONE AND COMPUTER PURCHASES, SALES AND EXCHANGES

Unless you opt out of the telephone, computer (including American FundsLine(R) or American FundsLine OnLineSM) or fax purchase, sale and/or exchange options (see below), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company. (You may also reinstate them at any time by writing to American Funds Service Company.)

ACCOUNT STATEMENTS

You will receive regular confirmation statements reflecting transactions in your account. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

          THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
NOTES

  THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

        FOR SHAREHOLDER SERVICES               FOR DEALER SERVICES
        American Funds                         American Funds
        Service Company                        Distributors
        800/421-0180 ext. 1                    800/421-9900 ext. 11

                            FOR 24-HOUR INFORMATION
              American                         American Funds
              FundsLine(R)                     Internet Web site
              800/325-3590                     http://www.americanfunds.com

 Telephone conversations may be recorded or monitored for
 verification, recordkeeping and quality assurance purposes.
 ------------------------------------------------------------
 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

 Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI)

 Contains more detailed information on all aspects of the fund, including the fund's financial statements.

 A current SAI has been filed with the Securities and Exchange Commission ("SEC"). It is incorporated by reference into this prospectus and is available along with other related materials on the SEC's Internet Web site at http://www.sec.gov.

 CODE OF ETHICS

 Includes a description of the investment adviser's personal investing policy.

 To request a free copy of any of the documents above:

 Call American Funds   or        Write to the Secretary
 Service Company                 of the fund
 800/421-0180 ext. 1             1101 Vermont Avenue, N.W.
                                 Washington, D.C. 20005

This prospectus has been printed on recycled paper.
                                              LOGO

                                       24


                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I
                        THE TAX-EXEMPT FUND OF MARYLAND
                        THE TAX-EXEMPT FUND OF VIRGINIA
                                     PART B
                      STATEMENT OF ADDITIONAL INFORMATION
                               November 15, 1997

This document is not a prospectus but should be read in conjunction with the current Prospectus dated November 15, 1997 of The American Funds Tax-Exempt Series I (the "Trust"). The Trust currently consists of two series, The Tax-Exempt Fund of Maryland (the "Maryland Fund" or "fund") and The Tax-Exempt Fund of Virginia (the "Virginia Fund" or "fund"). Except where the context indicates otherwise, all references herein to the "fund" apply to each of the two funds. The Prospectus may be obtained from your securities dealer or financial planner or by writing to the Trust at the following address:

                    THE AMERICAN FUNDS TAX-EXEMPT SERIES I
                            Attention:  Secretary
                          1101 Vermont Avenue, N.W.
                           Washington, D.C. 20005
                              (202) 842-5665

                               TABLE OF CONTENTS

ITEM                                                               PAGE NO.

Description of Certain Securities and Investment Techniques      B-1

Investment Restrictions                                         B-5

Trust Officers and Trustees, including Trustee Compensation     B-7

Management                                                      B-10

Dividends and Distributions                                     B-12

Additional Information Concerning Taxes                         B-12

Purchase of Shares                                              B-14

Shareholder Account Services and Privileges                     B-21

Execution of Portfolio Transactions                             B-22

General Information                                             B-23

Investment Results                                              B-25

Description of Ratings for Debt Securities                      B-28

Financial Statements                                            Attached


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Policies and Risks."

INVESTMENT POLICIES - Up to 20% of the fund's total assets may be invested in tax-exempt securities that are rated below the four highest categories by Standard & Poor's Corporation ("S&P") or by Moody's Investors Service, Inc. ("Moody's") (or equivalent securities that are not rated). These bonds are commonly known as "junk bonds" or high-yield, high-risk bonds. See "Description of Ratings for Debt Securities" below.

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS
SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - High-yield, high-risk bonds can be very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers or issuers whose revenue is very sensitive to economic conditions may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds.

PAYMENT EXPECTATIONS - High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest market, as will the value of the fund's assets.

LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

 Subsequent to its purchase by the fund, an issue of municipal bonds or notes may cease to be rated or its rating may be reduced below the minimum rating required for its purchase. Neither event requires the elimination of such obligation from a fund's portfolio, but the Investment Adviser will consider such an event in its determination of whether a fund should continue to hold such obligation in its portfolio. If, however, as a result of downgrades or otherwise, the fund holds more than 20% of its net assets in high-yield, high-risk bonds, the fund will dispose of the excess as expeditiously as possible.

MUNICIPAL BONDS - Municipal bonds are generally debt obligations issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds and to the exclusion from gross income for federal income tax purposes and, where applicable, the exemption from state and local income tax are rendered by bond counsel to the respective issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation and limited obligation (revenue) bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality and may be considered a general obligation of the entity making annual rental payments to the extent such rental payments are appropriated annually.

The principal security for a limited obligation or revenue bond is generally the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational and housing facilities. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations.

 Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

TEMPORARY INVESTMENTS - The fund may invest in short-term municipal obligations with a maturity of one year or less during periods of temporary defensive strategy or when such investments are considered advisable for liquidity. Generally, the income from all such securities is exempt from federal income tax. See "Additional Information Concerning Taxes" below. Further, a portion of the fund's assets, which normally will be less than 20% of assets, may be held in cash or invested in high quality taxable short-term securities with a maturity of one year or less. Such temporary investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S. Government; (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) repurchase agreements (which are described below).

MUNICPAL INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by municipalities. Interest payments are made to bondholders semi-annually and are made up of two components; a fixed "real coupon" or spread, and a variable coupon linked to an inflation index. Accordingly, payments will increase or decrease each period as a result of changes in the inflation index. In a period of deflation payments may decrease to zero, but in any event will not be less than zero.

ZERO COUPON BONDS - Municpalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the security begins to pay interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

PRE-REFUNDED BONDS - From time to time, a municipality may refund a bond that it has already issued prior to the orginal bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For the purpose of diversification, pre-refunded bonds will be treated as governmental issues.

FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund purchases such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

 As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly may increases. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in amounts sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily would be in a leveraged position (because it will have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets will likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

REPURCHASE AGREEMENTS - Although the fund currently does not anticipate doing so during the next 12 months, it may enter on a temporary basis into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian bank collateral equal to at least 100% of the repurchase price including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by a fund may be delayed or limited.

ADJUSTMENT OF MATURITIES - The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly. Longer term securities ordinarily yield more than shorter term securities but are subject to greater and more rapid price fluctuation.
Keeping in mind the fund's objective of producing a high level of current income, the Investment Adviser will increase the fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.

ISSUE CLASSIFICATION - Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

QUALITY - Securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials also tend to fluctuate in response to political, economic and supply/demand factors. The Investment Adviser will attempt to take advantage of these fluctuations by adjusting the concentration of portfolio securities in any given quality category according to the value disparities produced by these yield relationship fluctuations.

 The Investment Adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. The fund does not anticipate its portfolio turnover to exceed 100% annually. The fund's portfolio turnover rate would exceed 100% if each security in the fund's portfolio was replaced once every year. See "Financial Highlights" in the Prospectus for the fund's portfolio turnover for each of the last ten years.

RISK OF NON-COMPLIANCE WITH CERTAIN FEDERAL REQUIREMENTS - The Internal Revenue Code of 1986, as amended, imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. The provisions of the Code generally apply to bonds issued after August 15, 1986. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued. These restrictions in the Code also may affect the availability of certain municipal securities.


                        INVESTMENT RESTRICTIONS

 The fund has adopted certain investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the Investment Company Act of 1940, (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. Investment limitations expressed in the following restrictions are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. These restrictions provide that the fund may not:

 1. Invest more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of any class of securities of any one issuer (for this purpose all indebtedness of an issuer shall be deemed a single class), provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the U.S. Government or its agencies or instrumentalities;

 2. Enter into any repurchase agreement maturing in more than seven days (unless subject to a demand feature of seven days or less) if any such investment, together with any illiquid securities held by the fund, exceeds 10% of the value of its total assets;

 3. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

 4. Acquire securities subject to legal or contractual restrictions on disposition;

 5. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

 6. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

 7. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

 8. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

 9. Mortgage, pledge, or hypothecate its assets, except in an amount up to 10% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

 10. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

 11. Invest in companies for the purpose of exercising control or management;

 12. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

 13. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

 14. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof;

   15. Purchase or retain the securities of any issuer, if, to the knowledge of the fund, those individual officers and Trustees of the Trust, its Investment Adviser, or principal underwriter, each owning beneficially more than $ of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

 16. Invest more than 5% of the value of the fund's total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors, except those issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or municipal bonds rated at least "A" by either Moody's Investors Service, Inc. or Standard & Poor's Corporation; or

 17. Invest more than 25% of its assets in securities of any industry although, for purposes of this limitation, the issuers of municipal securities and U. S. Government obligations are not considered to be part of any industry.

 Notwithstanding Investment Restriction #12, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

 For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds which are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the obligation as described, the most significant of which is the ultimate source of funds for the payment of principal of and interest on such bonds.

 For purposes of investment restriction number 13, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

 Another policy of the fund which is not deemed a fundamental policy, and thus may be changed by the Board of Trustees without shareholder approval, is that the fund may not invest 25% or more of its assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may, however, invest more than an aggregate of 25% of its total assets in industrial development bonds.

TRUST OFFICERS AND TRUSTEES
(WITH THEIR PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS)#
TRUSTEE COMPENSATION

NAME, ADDRESS AND AGE       POSITION WITH       PRINCIPAL OCCUPATION(S)   AGGREGATE COMPENSATION     TOTAL COMPENSATION   TOTAL
NUMBER
                            REGISTRANT          DURING PAST 5 YEARS#   (INCLUDING VOLUNTARILY DEFERRED   FROM ALL FUNDS       OF
AFFILIATED
                                                                      COMPENSATION/1/) FROM FUNDS   AFFILIATED WITH THE   FUND
BOARDS
                                                                      DURING FISCAL YEAR ENDED   AMERICAN FUNDS       ON WHICH

                                                                      7/31/97                    GROUP FOR THE YEAR   TRUSTEE

                                                                                                  ENDED 7/31/97       SERVES



Cyrus A. Ansary             Trustee             Investment Services   $2,700                     $53,100              3

1725 K Street, N.W., Suite 410                            International Co.,

Washington, D.C. 20006                             President

    Age: 63


Stephen Hartwell*{          Chairman Emeritus   Washington Management   none/3/                    none/3/              3

    Age: 82                  and Trustee        Corporation, Chairman of

                                                the Board


James H. Lemon, Jr.*{       Chairman of the     The Johnston-Lemon    none/3/                    none/3/              3

    Age: 61                 Trust               Group, Incorporated,

                                                Chairman of the Board

                                                and

                                                Chief Executive Officer


Harry J. Lister*{           President and Trustee   Washington Management   none/3/                    none/3/              3

    Age: 61                                     Corporation, President

                                                and

                                                Director


Jean Head Sisco             Trustee             Sisco Associates,     $3,500                     $55,000              3

2517 Massachusetts Avenue, N.W.                       Partner

Washington, D.C. 20008

    Age: 72


T. Eugene Smith             Trustee             T. Eugene Smith, Inc.,   $3,700                     $53,900              3

666 Tintagel Lane                               President

McLean, VA 22101

    Age: 67


Stephen G. Yeonas           Trustee             Stephen G. Yeonas     $3,500/2/                  $55,000              3

1355 Beverly Road, Suite 102                       Company,

McLean, VA 22101                                Chief Executive Officer

    Age: 72



                                 OTHER OFFICERS

LOIS A. ERHARD{                 HOWARD L. KITZMILLER{      MICHAEL W. STOCKTON{
Vice President                  Senior Vice President, Secretary    Assistant Vice President, Assistant
Washington Management Corporation,   and Treasurer              Secretary and Assistant Treasurer
Vice President (Age: 45)        Washington Management Corporation,   Washington Management
                                Director, Senior Vice President, Secretary and   Corporation, Assistant
                                Assistant Treasurer (Age: 67)   Vice President and Assistant
                                                           Treasurer (Age: 30)



# Positions within the organizations listed may have changed during this period.
* Trustees who are considered "interested persons" as defined in the 1940 Act, on the basis of their affiliation with the fund's Business Manager, Washington Management Corporation.
{ Address is 1101 Vermont Avenue, N.W., Washington, D.C. 20005.
/1/Amounts may be deferred by eligible trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.
/2/Since the plan's adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through 9/30/97, the latest calendar quarter, for participants is as follows: Trustee Stephen G. Yeonas ($20,471). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the Trustee. /3/Stephen Hartwell, James H. Lemon, Jr. and Harry J. Lister are affiliated with the Business Manager and, accordingly, receive no compensation from the funds.

 All of the officers listed are officers of the Business Manager.   All of the
Trustees and officers are also officers and/or directors of one or more of the other funds for which Washington Management Corporation serves as Business Manager. No Trustee compensation is paid by the funds to any officer or Trustee who is a director, officer or employee of the Business Manager, the Investment Adviser or affiliated companies. Each fund pays an annual retainer fee of $750, an attendance fee of $200 per meeting and $100 per Committee meeting to unaffiliated Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of those fees through a deferred compensation plan in effect for the funds. Each fund also reimburses certain meeting-related expenses of the Trustees.

 As of November 1, 1997, the officers and Trustees and their families as a group, owned beneficially or of record less than 1% of the outstanding shares of the Trust.
                                   MANAGEMENT

BUSINESS MANAGER - Since its inception, the Trust has operated under a Business Management Agreement with Washington Management Corporation (the "Business Manager"), 1101 Vermont Avenue, N.W., Washington, D.C. 20005.

 The Business Manager provides all services required to carry on the fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, arrangements for and supervision of all shareholder services, Federal and state regulatory compliance and responsibility for accounting and record keeping facilities. The Business Manager provides similar services to other mutual funds.

 The Business Manager receives a fee at the annual rate of 0.135% of the first $60 million of the fund's net assets plus 0.09% of the fund's net assets in excess of $60 million plus 1.35% of gross investment income. For the fiscal years ended July 31, 1997, 1996, and 1995 the Business Manager's fees were $165,000, $160,000 and $153,000 for the Maryland Fund and $184,000, $183,000,
and $183,000 for the Virginia Fund, respectively. For the fiscal year ended July 31, 1997, the Business Manager's fees for the Maryland Fund amounted to 0.203% of average net assets and for the Virginia Fund amounted to 0.197% average net assets.

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92521. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel.

The Investment Adviser is responsible for more than $175 billion of stocks, bonds and money market instruments and serves over eight million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

 The Investment Adviser receives a fee at the annual rate of 0.165% of the first $60 million of the fund's net assets plus 0.12% of the fund's net assets in excess of $60 million plus 1.65% of gross investment income. For the fiscal years ended July 31, 1997, 1996, and 1995 the Investment Adviser's fees were $203,000, $197,000, and $188,000, for the Maryland Fund and $229,000, $227,000,
and $227,000 for the Virginia Fund, respectively. For the fiscal year ended July 31, 1997, the Investment Adviser's fees for the Maryland Fund amounted to 0.250% of average net assets and for the Virginia Fund amounted to 0.244% of average net assets.

BUSINESS MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENT - The Business Management Agreement and Investment Advisory Agreement, unless sooner terminated, will continue in effect until July 31, 1998 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually as to the fund by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements also provide that either party has the right to terminate them, without penalty, upon sixty (60) days' written notice to the other party and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).

 The fund pays all expenses not specifically assumed by the Business Manager or the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies; blue sky expenses; expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; the fund's distribution expenses pursuant to the Plan of Distribution; compensation, fees and expenses paid to Trustees who are not "interested persons" of the Trust; association dues; and costs of stationery, forms and certificates prepared exclusively for the fund.

 PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. is the Trust's principal underwriter of the fund's shares. The Trust has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act (see "Principal Underwriter" in the Prospectus). The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. For the fiscal years ended July 31, 1997, 1996, and 1995 the commissions on Maryland Fund shares totaled $170,000, $246,000 and $222,000 of which the Principal Underwriter retained $32,000, $47,000 and $42,000, respectively, while the commissions on the Virginia Fund shares totaled $265,000, $300,000 and $236,000 of which the Principal Underwriter retained $52,000, $58,000 and $46,000, respectively.

  Johnston, Lemon & Co. Incorporated ("Johnston, Lemon"), a wholly-owned subsidiary of the business manager's parent company, The Johnston Lemon Group, Inc. ("JLG"), received commission amounts of $27,000, $43,000 and $50,000, and $35,000, $31,000 and $27,000, respectively, for the fiscal years ended July 31, 1997, 1996 and 1995, on its retail sales of the Maryland and Virginia Funds and the Distribution Plan of the funds, but received no net brokerage commissions resulting from purchases and sales of securities for the investment account of the funds.

 As required by rule 12b-1 and the 1940 Act, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the Trust. The officers and Trustees who are "interested persons" of the Trust may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Business Manager. Potential benefits of the Plan to the fund are improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees who are not interested persons during the existence of the Plan. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. The Board of Trustees reviews quarterly a written report of amounts expended under the Plan or any related agreement and the purposes for which such expenditures were made and approves annually any continuance of the Plan.

 Under the Plan the fund may expend up to 0.25% of its average net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the Board of Trustees has approved the category of expenses for which payment is being made. These primarily include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees. During the Trust's fiscal year ended July 31, 1997, distribution expenses under the Plan paid or payable to the Principal Underwriter were $198,000 for the Maryland Fund and $234,000 for the Virginia Fund, all of which was used as compensation to dealers and wholesalers. As of July 31, 1997, accrued and unpaid distribution expenses were $43,000 and $38,000, respectively.

 All officers of the fund and three of its Directors, who are "interested persons" of the fund, are officers or directors of Washington Management Corporation, a wholly-owned subsidiary of JLG. Johnston, Lemon participates in receiving dealer service fee payments from the Plan. Some of the fund's officers and three Directors who are "interested persons" of the fund are also registered representatives with Johnston, Lemon and, as such, to the extent they have sold shares of the fund, receive a portion of the service fee payments in the same manner as all other Johnston, Lemon registered representatives.

                        DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND DISTRIBUTIONS - For the purpose of calculating dividends, daily net investment income of the fund consists of: (a) all interest income accrued on the fund's investments including any discount or premium ratably amortized to the date of maturity or determined in such other manner as may be deemed appropriate; minus (b) all liabilities accrued, including interest, taxes and other expense items, amounts determined and declared as dividends or distributions and reserves for contingent or undetermined liabilities, all determined in accordance with generally accepted accounting principles.

                     ADDITIONAL INFORMATION CONCERNING TAXES
  The following is only a summary of certain additional federal, state and local tax considerations generally affecting the fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the fund or its shareholders, and the discussion here and in such fund's Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

GENERAL - The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (E.G., plans qualified under Section 401 of the Internal Revenue Code, Keogh-type plans and individual retirement accounts). Such retirement plans would not gain any additional benefit from the tax-exempt nature of the fund's dividends because such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by industrial development bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in their trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

 The fund intends to meet all the requirements and to elect the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the fund will not be subject to federal income taxes to the extent it distributes its net investment income and net realized capital gains, if any, to shareholders. The fund must distribute 90% of the aggregate interest excludable from gross income and 90% of the investment company taxable income earned by it during the taxable year.

The percentage of total dividends paid by the fund with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") for Federal tax purposes will be the same for all shareholders receiving dividends during such year. In order for the fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the Trust's and fund's assets must consist of tax-exempt obligations. Not later than 60 days after the close of its taxable year, the fund will notify each shareholder of the portion of the dividends paid by the Fund to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.

Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year.
If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.

 While the Fund does not expect to realize substantial long-term capital gains, any net realized long-term capital gains will be distributed annually. The fund will have no tax liability with respect to such gains, and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held the fund's shares. Such distributions will be designated as a capital gains dividend in a written notice mailed by the fund to shareholders not later than 60 days after the close of the fund's taxable year. The fund may also make a distribution of net realized long-term capital gains near the end of the calendar year to comply with certain requirements of the Code. Gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the fund at a market discount (generally at a price less than the principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation. Similarly, while the fund does not expect to earn any taxable income, any taxable income earned by the fund will be distributed and will be taxable to shareholders as ordinary income (whether distributed in cash or additional shares).

 If for any taxable year the fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and may be eligible for the dividends received deduction for corporations.

 Under the Code, if, within 90 days after fund shares are purchased, such shares are redeemed and either reinstated in the same fund or exchanged for shares of any other fund in The American Funds Group and the otherwise applicable sales charge is waived, then the amount of the sales charge previously incurred in purchasing fund shares shall not be taken into account for purposes of determining the amount of any gain or loss on the redemption, but will be treated as having been incurred in the purchase of the fund shares acquired in the reinstatement or exchange.

 The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege, but a loss may be nullified if you reinvest in the same fund within 30 days.

 As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on securities held more than 18 months is 20% and on securities held more than one year and not more than 18 months is 28%; and the maximum corporate tax applicable to ordinary income and net capital gain is 35%. Naturally, the amount of tax payable by a shareholder with respect to either distributions from the fund or disposition of fund shares will be affected by a combination of tax rules covering E.G., deductions, credits, deferrals, exemptions, sources of income and other matters.

FEDERAL TAXES - Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98 percent of ordinary income (generally net investment income) for the calendar year, (ii) 98 percent of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (ii) any amount on which such fund pays income tax for the year. Each fund intends to meet these distribution requirements to avoid the excise tax liability.

Individuals and corporations may be subject to alternative minimum tax. The Code treats interest on private activity bonds, as defined therein, as an item of tax preference for alternative minimum tax purposes. Also, shareholders will not be permitted to deduct any of their share of fund expenses in computing alternative minimum taxable income. Further, under the Code federal exempt-interest dividends are includable in adjusted current earnings in calculating corporate alternative minimum taxable income.
Fund shareholders are required by the Code to report to the federal government all exempt-interest dividends, and all other tax-exempt interest received during tax years beginning on or after January 1, 1987.

                               PURCHASE OF SHARES

METHOD           INITIAL INVESTMENT          ADDITIONAL INVESTMENTS

                 See "Investment Minimums and Fund Numbers" for initial investment minimums.   $50 minimum (except where a lower
minimum is noted under "Investment Minimums and Fund Numbers").

By contacting    Visit any investment dealer who is registered in the state where the purchase is made and who has a sales agreement
with American Funds Distributors.   Mail directly to your investment
your                                         dealer's address printed on your
investment                                   account statement.
dealer

By mail          Make your check payable to the fund and mail to the address indicated on the account application.  Please indicate
an investment dealer on the account application.   Fill out the account additions form at the bottom of a recent account statement, make your check payable to the fund, write your account number on your check, and mail the check and form in the envelope provided with your account statement.

By telephone     Please contact your investment dealer to open account, then follow the procedures for additional investments.
Complete the "Investments by Phone" section on the account application or American FundsLink Authorization Form.  Once you establish the privilege, you, your financial advisor or any person with your account information can call American FundsLineR and make investments by telephone (subject to conditions noted in "Telephone and Computer
Purchases, Redemptions and Exchanges" below).

By computer      Please contact your investment dealer to open account, then follow the procedures for additional investments.
Complete the American FundsLink Authorization Form.  Once you establish the privilege, you, your financial advisor or any person with your account information may access American FundsLine OnLine$ on the Internet and make investments by computer (subject to conditions noted in "Telephone and Computer Purchases, Redemptions and Exchanges"
below).

By wire          Call 800/421-0180 to obtain your account number(s), if necessary.  Please indicate an investment dealer on the
account.  Instruct your bank to wire funds to:   Your bank should wire your additional investments in the same manner as described under "Initial Investment."
                 Wells Fargo Bank
                 155 Fifth Street
                 Sixth Floor
                 San Francisco, CA 94106
                 (ABA #121000248)
                 For credit to the account of:
                 American Funds Service Company
                 a/c #4600-076178
                 (fund name)
                 (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.



 INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLineR (see description below):

FUND                                         MINIMUM                 FUND
                                             INITIAL                 NUMBER
                                             INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP FundR                                                          02
                                             $1,000

American Balanced FundR                                              11
                                             500

American Mutual FundR                                                03
                                             250

Capital Income BuilderR                                              12
                                             1,000

Capital World Growth and Income Fund$                                33
                                             1,000

EuroPacific Growth FundR                                             16
                                             250

Fundamental Investors$                                               10
                                             250

The Growth Fund of AmericaR                                          05
                                             1,000

The Income Fund of AmericaR                                          06
                                             1,000

The Investment Company of AmericaR                                   04
                                             250

The New Economy FundR                                                14
                                             1,000

New Perspective FundR                                                07
                                             250

SMALLCAP World FundR                                                 35
                                             1,000

Washington Mutual Investors Fund$                                    01
                                             250

BOND FUNDS

American High-Income Municipal Bond FundR                            40
                                             1,000

American High-Income Trust$                                          21
                                             1,000

The Bond Fund of America$                                            08
                                             1,000

Capital World Bond FundR                                             31
                                             1,000

Intermediate Bond Fund of America$                                   23
                                             1,000

Limited Term Tax-Exempt Bond Fund of America$                            43
                                             1,000

The Tax-Exempt Bond Fund of AmericaR                                 19
                                             1,000

The Tax-Exempt Fund of CaliforniaR*                                  20
                                             1,000

The Tax-Exempt Fund of MarylandR*                                    24
                                             1,000

The Tax-Exempt Fund of VirginiaR*                                    25
                                             1,000

U.S. Government Securities Fund$                                     22
                                             1,000

MONEY MARKET FUNDS

The Cash Management Trust of AmericaR                                09
                                             2,500

The Tax-Exempt Money Fund of America$                                39
                                             2,500

The U.S. Treasury Money Fund of America$                             49
                                             2,500

___________
*Available only in certain states.



For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).
SALES CHARGES- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                    DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                    CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000........................................
                                 6.10%            5.75%            5.00%

$50,000 but less than $100,000..................
                                 4.71             4.50             3.75

BOND FUNDS

Less than $25,000.......................................
                                 4.99             4.75             4.00

$25,000 but less than $50,000....................
                                 4.71             4.50             3.75

$50,000 but less than $100,000..................
                                 4.17             4.00             3.25

STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000...............
                                 3.63             3.50             2.75

$250,000 but less than $500,000...............
                                 2.56             2.50             2.00

$500,000 but less than $1,000,000............
                                 2.04             2.00             1.60

$1,000,000 or more.....................................                                     (see below)
                                 none             none             Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million
                                                                   or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution
                                                                   plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more
                                                                   eligible employees, and for purchases made at net asset value by certain retirement plans of organizations
                                                                   with collective retirement plan assets of $50 million or more:
1.00% on amounts of $1 million to $2 million,
                                                                   0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on
                                                                   amounts over $50 million to $100 million, and 0.15% on amounts over $100 million.  The level of dealer
                                                                   commissions will be determined based on sales made over a
12-month period commencing from the date of
                                                                   the first sale at net asset value.


American Funds Distributors, at its expense (from a designated percentage of its income) currently provides additional compensation to dealers. These payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Any employer-sponsored 403(b) plan or defined contribution plan qualified under
Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within twelve months of the purchase. (See "Redeeming Shares--Contingent Deferred Sales Charge.") Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.

Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

NET ASSET VALUE PURCHASES - The stock, stock/bond and bond funds may sell shares at net asset value with no contingent deferred sales charge to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed or advised by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;
(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers; (3) companies exchanging securities with the fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans, foundations or endowments with assets of $50 million or more; (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

STATEMENT OF INTENTION - The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.
In the case of purchase orders by the trustees of certain retirement plans by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above, or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

PRICE OF SHARES - Purchases of shares are made at the offering price next determined after the purchase order is received by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

 The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the close of regular trading (currently 4:00 p.m., New York Time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.
 All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined, as follows:
 1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.
 Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.
 Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.
 Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board; The fair value of all other assets is added to the value of securities at the total assets;
 2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and
 3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the Trust. The Trust will not knowingly sell fund shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other investment company, person or entity, where, after the sale, such investment company, person, or entity would own beneficially directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Trustees.
                                REDEEMING SHARES

By writing to American Funds   Send a letter of instruction specifying the name of the fund, the number of
Service Company (at the   shares or dollar amount to be sold, your name and account number.  You
appropriate address indicated   should also enclose any share certificates you wish to redeem.  For
under "Fund Organization and Management - Principal   redemptions over $50,000 and for certain redemptions of $50,000 or less
Underwriter and Transfer Agent"   (see below), your signature must be guaranteed by a bank, savings
in the prospectus)        association, credit union, or member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc. that is an eligible guarantor institution.  You should verify with the institution that it is an eligible guarantor prior to signing.  Additional documentation may be required for redemption of shares held in corporate, partnership or fiduciary accounts.  Notarization by a Notary Public is not an acceptable signature guarantee.

By contacting your investment   If you redeem shares through your investment dealer, you may be
dealer                    charged for this service.  SHARES HELD FOR YOU IN YOUR INVESTMENT
                          DEALER'S STREET NAME MUST BE REDEEMED THROUGH THE DEALER.

You may have a redemption   You may use this option, provided the account is registered in the name
check sent to you by using   of an individual(s), a UGMA/UTMA custodian, or a non-retirement plan
American FundsLineR or    trust.  These redemptions may not exceed $50,000 per shareholder, each
American FundsLine OnLine/SM/   day account and the check must be made payable to the shareholder(s) of
or by telephoning, faxing, or   record and be sent to the address of record provided the address has been
telegraphing American Funds   used with the account for at least 10 days.  See "Fund Organization and
Service Company (subject to the   Management - Principal Underwriter and Transfer Agent" in the
conditions noted in this section   prospectus and "Exchange Privilege" below for the appropriate telephone
and in "Telephone and Computer Purchases, Sales and Exchanges"   or fax number.
in the prospectus)

In the case of the money   Upon request (use the account application for the money market funds)
market funds, you may have   you may establish telephone redemption privileges (which will enable you
redemptions wired to your   to have a redemption sent to your bank account) and/or check writing
bank by telephoning American   privileges.  If you request check writing privileges, you will be provided
Funds Service Company ($1,000   with checks that you may use to draw against your account.  These
or more) or by writing a check   checks may be made payable to anyone you designate and must be signed
($250 or more)            by the authorized number of registered shareholders exactly as indicated
                          on your checking account signature card.


A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 10 DAYS.

CONTINGENT DEFERRED SALES CHARGE - A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 59$; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables you to make regular investments monthly or quarterly in shares through automatic charges to your bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and you will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If your bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the paying fund) into any other fund in The American Funds Group (the receiving fund) subject to the following conditions: (i) the aggregate value of your account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund will have the right, if you fail to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to you. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLineR or American FundsLine OnLine/SM/(see "American FundsLineR and American FundsLine OnLine/SM"/ below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES - You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from American Funds Service Company. Dividends and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINER AND AMERICAN FUNDSLINE ONLINE/SM/ - YOU MAY CHECK YOUR SHARE BALANCE, THE PRICE OF YOUR SHARES, OR YOUR MOST RECENT ACCOUNT TRANSACTION, REDEEM SHARES (UP TO $50,000 PER SHAREHOLDER, EACH DAY), OR EXCHANGE SHARES AROUND THE CLOCK WITH AMERICAN FUNDSLINER and American FundsLine OnLine/SM/. To use this service, call 800/325-3590 from a TouchTonet telephone or access The American Funds Website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLineR and American FundsLine OnLine/SM/ are subject to the conditions noted above and in "Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone or computer (including American FundsLineR and American FundsLine OnLine/SM/), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds advised or managed by such affiliates, the fund's Business Manager and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption a and exchange requests may be made in writing only.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through its correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or not be a broker who has provided investment research statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

There are occasions on which portfolio transactions for the Trust may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Trust, they are effected only when the Investment Adviser believes that to do so is in the interest of the Trust.
When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.
Substantially all portfolio transactions are effected on a principal basis and ordinarily include a mark-up or mark-down, but no stated commission. Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal year ended July 31, 1997 equaled $26,000 for the Maryland Fund and $40,000 for the Virginia Fund, respectively.
Johnston, Lemon & Co. Incorporated, which together with the Business Manager is wholly owned by The Johnston-Lemon Group, Incorporated, may serve as broker for the fund in effecting certain portfolio transactions, and may retain commissions, in accordance with certain regulations of the Securities and Exchange Commission.
                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the Trust's portfolio, are held by The Chase Manhattan Bank, Three Metrotech Center, Brooklyn, NY 11245, as Custodian.

TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the record of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related
shareholder service functions.    American Funds Service Company was paid a fee
of $31,000 and $35,000, for the Maryland Fund and the Virginia Fund, respectively, for the fiscal year ended July 31, 1997.

INDEPENDENT ACCOUNTANTS - Price Waterhouse LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the Trust's independent accountants since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The Financial Statements included in this Statement of Additional Information have been so included in reliance on the report of Price Waterhouse LLP given on the authority of that firm as experts in accounting and auditing.

REPORTS TO SHAREHOLDERS - The Trust's fiscal year ends on July 31. Shareholders are provided, at least semiannually, with reports showing the investment portfolio and financial statements audited annually by the Trust's independent accountants, Price Waterhouse LLP, whose selection is determined annually by the Trustees.

PERSONAL INVESTING POLICY - Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods for personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions. You may obtain a summary of the personal investing policy of the fund's investment adviser by contacting the Secretary of the fund.

The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:
DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE -- JULY 31, 1997

                                               THE TAX-EXEMPT FUND OF Maryland   THE TAX-EXEMPT FUND OF VIRGINIA

Net asset value and redemption price per share   $16.02           $16.37
(Net assets divided by shares outstanding)

Maximum Offering price per share (100/95.25 of   $16.82           $17.19
net asset value per share, which takes into
account the fund's current maximum sales charge)


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where the Trust was organized, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer may be given in any agreement, obligation, or instrument which is entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

SHAREHOLDER VOTING RIGHTS - As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. At such a meeting, a Trustee may be removed after the holders of record of not less than a majority of the outstanding shares of the Trust have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares of the Trust voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except that amendments to change the name of the Trust, to correct any ambiguous, defective or inconsistent provision of, or to supply any omission to, the Declaration of Trust, to establish new funds, or to reduce or eliminate the payment of taxes by the Trust may be made by the Trustees without the vote or consent of Shareholders. If not terminated by the vote or written consent of a majority of the outstanding shares, the Trust will continue indefinitely.
The fund currently issues shares in two series and the Board of Trustees may establish additional series of shares in the future. Each "series" of shares represents interests in a separate portfolio and has its own investment objective and policies. When more than one series of shares is outstanding, shares of all series will vote together for a single set of Trustees, and on other matters affecting the entire Trust, with each share entitled to a single vote. On matters affecting only one series, only the shareholders of that series shall be entitled to vote. On matters relating to more than one series but affecting the series differently, separate votes by series are required.

                             INVESTMENT RESULTS

The Maryland Fund yield was 4.20% and the Virginia Fund yield was 4.11% based on a 30-day (or one month) period ended July 31, 1997, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[((a-b/cd) + 1)/6/ -1]
Where:a =dividends and interest earned during the period.
          b =expenses accrued for the period (net of reimbursements).
          c =the average daily number of shares outstanding during the period that were entitled to receive dividends.
          d =the maximum offering price per share on the last day of the period.

The fund may also calculate a tax equivalent yield based on a 30-day (or one month) period ended no later than the date of the most recent balance sheet included in the registration statement, computed by dividing that portion of the yield (as computed by the formula stated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. The Maryland Fund's tax-equivalent yield based on the maximum combined effective federal/state/county tax rate of 44.1% for the 30-day (or one month) period ended July 31, 1997 was 7.51%. For the Virginia Fund investors with the maximum combined effective federal/state tax rate of 43.1%, the tax-equivalent yield was 7.22% for the period ended July 31, 1997.

The Maryland Fund average annual total return for the one-year, five-year and ten-year periods ending on July 31, 1997 was +4.30%, +5.32% and +7.07%, respectively. The Virginia Fund average annual total return for the same time periods was +3.90%, +5.18% and +7.01%, respectively. The average annual total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission:
                                P(1+T)/n/ = ERV.

The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 4.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The fund will calculate total return for ten-year periods after such a period has elapsed. In addition, the fund will provide lifetime average total return figures.

The funds may also calculate distribution rates on a taxable and tax equivalent basis. The distribution rates are computed by annualizing the current month's dividend and dividing by the average net asset value or maximum offering price for the month. The distribution rates may differ from the yields.

           SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM
        ....and taken all
        distributions in shares,
If you had invested      your investment would
$10,000 in the fund      have been worth this
this many years ago...      much at July 31, 1997

Number of Years   Periods                  Maryland Value**     Virginia Value**
                 8/1-7/31

1                1996-1997                $10,430              $10,390

2                1995-1997                11,055               10,958

3                  1994-1997              11,889               11,790

4                1993-1997                12,063               11,992

5                1992-1997                12,956               12,870

6                1991-1997                14,608               14,510

7                1990-1997                15,696               15,680

8                1989-1997                16,530               16,592

9                1988-1997                18,482               18,525

10               1987-1997                19,804               19,688

11               8/14/86-1997             19,634               20,247



    ILLUSTRATION OF A $10,000 INVESTMENT IN THE TAX-EXEMPT FUND OF MARYLAND WITH DIVIDENDS REINVESTED
(For the lifetime of the fund August 14, 1986 - July 31, 1997)

                                 COST OF SHARES
              VALUE OF SHARES**

Fiscal     Annual     Dividends    Total       From        From        From        Total
Year End   Dividends   (cumulative)   Investment    Initial     Capital     Dividends   Value
July 31                            Cost        Investment   Gains       Reinvested
                                                           Reinvested

1987*      $ 493      $  493       $ 10,493    $  8,973    $0          $  471      $ 9,444

1988       617        1,110        11,110      9,020       1           1,101       10,122

1989       653        1,763        11,763      9,480       1           1,832       11,313

1990       681        2,444        12,444      9,413       1           2,504       11,918

1991       736        3,180        13,180      9,527       1           3,276       12,804

1992       764        3,944        13,944      10,147      1           4,285       14,433

1993       765        4,709        14,709      10,353      1           5,154       15,508

1994       773        5,482        15,482      10,000      1           5,727       15,728

1995       860        6,342        16,342      10,193      1           6,726       16,920

1996       901        7,243        17,243      10,260      1           7,666       17,927

1997       945        8,188        18,188      10,680       1          8,953       19,634


ILLUSTRATION OF A $10,000 INVESTMENT IN THE TAX-EXEMPT FUND OF VIRGINIA WITH DIVIDENDS REINVESTED
(For the lifetime of the fund August 14, 1986 - July 31, 1997)
                                COST OF SHARES
             VALUE OF SHARES**

Fiscal     Annual     Dividends    Total       From        From Capital   From         Total
Year End   Dividends   (cumulative)   Investment    Initial     Gains        Dividends    Value
July 31                            Cost        Investment   Reinvested   Reinvestment

1987*      $  545     $  545       $  10,545   $ 9,273     $0           $ 525        $ 9,798

1988       640        1,185        11,185      9,240       1            1,171        10,412

1989       671        1,856        11,856      9,700       1            1,919        11,620

1990       716        2,572        12,572      9,667       1            2,634        12,302

1991       760        3,332        13,332      9,833       1            3,454        13,288

1992       791        4,123        14,123      10,480      1            4,508        14,989

1993       800        4,923        14,923      10,673      1            5,407        16,081

1994       826        5,749        15,749      10,327      1            6,032        16,360

1995       892        6,641        16,641      10,527      1            7,069        17,597

1996       928        7,569        17,569      10,513      63           7,982        18,558

1997       955        8,524        18,524      10,913      65           9,269        20,247


 * From inception on August 14, 1986.
** Results assume deduction of the maximum sales charge of 4.75% from the initial purchase payment.

EXPERIENCE OF INVESTMENT ADVISER - Capital Research and Management Company manages nine common stock funds that are at least 10 years old. In all of the 10-year periods during which those funds were managed by Capital Research and Management Company since January 1, 1967 (127 in all), those funds have had better total returns than the Standard and Poor's 500 Composite Stock Index in 91 of the 127 periods.

 Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company, the fund's Investment Adviser.

 The fund may also refer to results compiled by organizations such as CDA Investment Services, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc. and the U.S. Department of Commerce. Additionally, the fund may, from time to time, refer to results published in various newspapers or periodicals, including "Barrons", Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and "The Wall Street Journal."

                   DESCRIPTION OF RATINGS FOR DEBT SECURITIES

     The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.
     Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities from "Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:

BONDS --

  "Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

  "Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."

  "Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

  "Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

  "Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."

  "Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

  "Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."

  "Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or having other marked shortcomings."

  "Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."

NOTES --

  "The MIG 1 designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing."
"The MIG 2 designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."

COMMERCIAL PAPER --

  "Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  -- Leading market positions in well established industries.
  --  High rates of return on funds employed.
  -- Conservative capitalization structures with moderate reliance on debt and ample asset protection.
 -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  -- Well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while appropriate, maybe more affected by external conditions. Ample alternate liquidity is maintained."

     Standard & Poor's Corporation rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:

BONDS --

  "Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

  "Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

  "Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

  "Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

  "BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C The highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

  "The rating 'C1' is reserved for income bonds on which no interest is being paid."

  "Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."

NOTES --

  "The SP-1 rating denotes a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

  "The SP-2 rating denotes a satisfactory capacity to pay principal and interest."

COMMERCIAL PAPER --

  "The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+)designation.

  The A-2 designation indicates a capacity for timely payment on issues so designated is strong; however, the relative degree of safety is not as high as for issues designated A-1."


The Tax-Exempt Fund of Maryland
Investment Portfolio, July 31, 1997
                                                                               Principal
                                                                                   Amount       Market
                                                                                    (000)       Value
                                                                           -------------- -------------
Tax-Exempt Securities Maturing in More than One Year - 95.43%

College & University Revenue - 4.17%

Frederick County, College Revenue Bonds (Hood College Project),
1990 Series:
 7.05% 2004                                                                          $410      $442,238
 7.05% 2005                                                                            455        494612

Maryland Health and Higher Educational Facilities Authority,
Refunding Revenue Bonds, Johns Hopkins University Issue,
Series 1988, 7.375% 2008                                                              500       525,030

University of Maryland System Auxiliary Facility and Tuition
Revenue Bonds:
 1992 Series A, 6.30% 2009                                                            1050       1139597
 1993 Refunding Series C, 5.00% 2010                                                  1000       1009950
                                                                                          -------------
                                                                                              3,611,427
                                                                                          -------------
General Obligations (Local) - 1.90%

Anne Arundel County, Consolidated Water and Sewer, 1993
Refunding Series, 5.30% 2016                                                           500        505315

Baltimore County, Metropolitan District Bonds, 63rd Issue,
1992 Series, 6.10% 2006                                                                250        273215

Frederick County, Public Facilities Bonds 1990, 8.875% 2002                            250        302168

Harford County Consolidated Public Improvement Bonds,
Series 1992, 5.80% 2010                                                                530        563183
                                                                                          -------------
                                                                                              1,643,881
                                                                                          -------------
Hospital & Health Facilities Revenue - 17.32%

Maryland Health and Higher Educational Facilities Authority:
 Good Samaritan Hospital Issue, Revenue Bonds, Series 1993,
 5.70% 2009                                                                           1000       1093280

 Howard County, General Hospital Issue, Series 1993:
  5.50% 2013                                                                          2000       1995700
  5.50% 2021                                                                          2000       1939380

 Johns Hopkins Hospital Issue, Revenue Refunding Bonds,
 Series 1993:
  5.60% 2009                                                                           850        893741
  5.00% 2023                                                                          2000       1940560

 Memorial Hospital of Cumberland Issue, Revenue Refunding
 Bonds, Series 1992, 6.50% 2010                                                        750        815370

 Peninsula Regional Medical Center Issue, Project and Refunding
 Revenue Bonds, Series 1993, 5.00% 2023                                                500        477615

 Suburban Hospital Issue, Revenue Refunding Bonds,
 Series 1993, 5.125% 2021                                                             3000       2953140

Prince George's County (Dimensions Health Corporation Issue):
 Hospital Revenue Bonds, Series 1992, 7.20% 2006                                      215         245536

 Project and Refunding Revenue Bonds, Series 1994, 5.375% 2014                        1600       1608928

Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds (Mennonite General Hospital Project),
1996 Series A, 6.375% 2006                                                            1000       1047470
                                                                                          -------------
                                                                                             15,010,720
                                                                                          -------------
Housing Finance Authority Revenue - 10.76%

Maryland Community Development Administration, Department of
Housing and Community Development, Single-Family Program Bonds:
 1994 First Series, 5.80% 2009                                                        2000       2095500
 1994 First Series, 5.70% 2017                                                      2,255     2,295,680
 1994 Fifth Series, AMT, 5.875% 2017                                                  1365       1399794
 1990 First Series, 7.60% 2017                                                         495        519270
 1988 Third Series, 8.00% 2018                                                      1,000     1,018,440

Montgomery County, Housing Opportunities Commission,
Single Family Mortgage Revenue Bonds, 1997 Series A, 5.50% 2009                       750       766,088

Prince George's County Housing Authority, GNMA/FNMA
Collateralized Single Family Mortgage Bonds,
Series 1994 A, AMT, 6.60% 2025                                                         930        977486

Commonwealth of Puerto Rico Housing Finance Corporation,
Single Family Mortgage Revenue Bonds, 1st Portfolio:
 1988 Series A, 7.80% 2021                                                              10         10304
 1988 Series B, 7.65% 2022                                                             230        243395
                                                                                          -------------
                                                                                              9,325,957
                                                                                          -------------
Industrial Development Revenue - 2.50%

Mayor and City Council of Baltimore, Port Facilities Revenue
Bonds (Consolidation Coal Sales Company Project):
 Series 1984 A, 6.50% 2011                                                             500        547030
 Series 1984 B, 6.50% 2011                                                             500        547030

Puerto Rico Ports Authority, Special Facilities Revenue Bonds
(American Airlines, Inc. Project), 1996 Series A, 6.25% 2026                          1000       1072761
                                                                                          -------------
                                                                                              2,166,821
                                                                                          -------------
Insured - 16.96%

City of Baltimore, Refunding Revenue Bonds, FGIC Insured,
1994, Series A:
 6.00% 2015                                                                           1500       1691355
 5.00% 2024                                                                           1220       1218780

Charles County, Consolidated Public Improvement Bonds of 1993,
Series A, FGIC Insured, 5.25% 2003                                                     715        749599

City of Frederick, General Improvement Bonds, 1992 Refunding
Series, FGIC Insured, 6.125% 2008                                                      890        968774

Maryland Health and Higher Educational Facilities Authority:
 Francis Scott Key Medical Center Issue, Refunding Revenue
 Bonds, Series 1993, FGIC Insured, 5.00% 2013                                                     500300

 Johns Hopkins Medical Institutions Parking Facilities Issue,
 Parking Revenue Bonds, Series 1996, AMBAC Insured, 5.50% 2011                        1200       1262340

 Memorial Hospital of Easton, Series 1989 B,
 MBIA Insured, 7.00% 2012                                                           1,200     1,283,364

 Mercy Medical Center Issue Project and Refunding Revenue
 Bonds, Series 1996, FSA Insured, 6.50% 2013                                          2000       2345860

Prince George's County, Solid Waste Management System
Revenue Bonds, Series 1993, 6.50% 2007                                              2,000     2,248,340

Commonwealth of Puerto Rico:
 Electric & Power Authority, MBIA Insured, 7.00% 2007                                 1000    1,200,830

 Highway and Transportation Authority, Highway Revenue Refunding
 Bonds, Series Z, MBIA Insured, 6.25% 2014                                            1000    1,162,810

 Public Improvement Bonds of 1987, MBIA Insured, 6.75% 2006                             65         66482
                                                                                          -------------
                                                                                             14,698,834
                                                                                          -------------
Life Care Facilities Revenue - 8.36%

Calvert County, Economic Development Revenue Bonds
(Asbury-Solomons Island Facility), Series 1995, 8.625% 2024                           2300       2586511

Maryland Health and Higher Educational Facilities Authority,
First Mortgage Refunding Revenue Bonds, Roland Park Place Issue,
Series 1989, 7.75% 2012                                                               2000       2110300

Prince George's County, Refunding Revenue Bonds, Collington
Episcopal Life Care Community, Inc., Series 1994 A, 6.00% 2013                        2500       2546900
                                                                                          -------------
                                                                                              7,243,711
                                                                                          -------------
Multi-Family Housing  - 6.21%

Montgomery County, Maryland Housing Opportunities Commission,
Multi-Family Revenue Bonds:
 1995 Series A, 6.10% 2015                                                          2,025     2,102,699
 1994 Series A-2, 7.50% 2024                                                          2000       2137760

Prince George's County, Mortgage Revenue Bonds
(GNMA Collateralized-Langley Gardens Apartments Project),
Series 1997 A, 5.60% 2017/1/                                                          1130       1136193
                                                                                          -------------
                                                                                                 5376652
                                                                                          -------------

Pre-Refunded/2/ - 11.15%

Frederick County, Public Facilities Bonds:
 1991, Series B, 6.30% 2011 (2002)                                                    1370       1520495
 1986 Series, 7.40% 2012 (2001)                                                        310        354770

Harford County, Consolidated Public Improvement Bonds,
Series 1992, 5.80% 2010 (2002)                                                         970       1057213

Howard County, Metropolitan District Refunding Bonds,
1991 Series A, 6.625% 2021 (2001)                                                      500        546295

Maryland State Health and Higher Educational Facilities
Authority:
 Junior Lien Revenue Bonds, Francis Scott Key Medical Center
 Issue, 1990 Series A, 7.00% 2025 (2000)                                               250        274788

 Sinai Hospital of Baltimore Issue, Revenue Bonds,
 1990 Series, AMBAC Insured, 7.00% 2019 (2000)                                         700        769405

 Suburban Hospital Issue Revenue Bonds, Series 1992,
 6.50% 2017 (2002)                                                                     500        559330

 University of Maryland Medical System Issue, Revenue Bonds,
 Series 1991 A, FGIC Insured, 6.50% 2021 (2001)                                       1000       1086550

Prince George's County, Hospital Revenue Bonds (Dimensions
Health Corporation Issue), Series 1992, 7.20% 2006 (2002)                           1,035        1188718

Commonwealth of Puerto Rico:
 Housing Bank and Finance Agency, Single Family Mortgage Revenue
 Bonds, Homeownership 5th Portfolio, 1986 Series, 7.50% 2015 (2000)                    495        539758

 Public Improvement Bonds of 1992, MBIA Insured, 6.50% 2009 (2002)                  1,000     1,119,790

University of Maryland System Auxiliary Facility and Tuition
Revenue Bonds, 1989 Series B, 7.00% 2007 (1999)                                        600        648821
                                                                                          -------------
                                                                                              9,665,933
                                                                                          -------------
Resource Recovery - 7.15%

Maryland Energy Financing Administration, Limited Obligation Solid
Waste Disposal Revenue Bonds (Wheelabrator Water Technologies
Baltimore L.L.C. Projects), 1996 Series, AMT, 6.30% 2010                              2750       2966728

Montgomery County, Northeast Maryland Waste Disposal Authority,
Solid Waste Revenue Bonds AMT:
 6.00% 2006                                                                           1000       1082030
 6.00% 2007                                                                           1000       1085130
 Series 1993 A, 6.30% 2016                                                            1000       1063919
                                                                                          -------------
                                                                                                 6197807
                                                                                          -------------
Special Obligations - 2.82%

Montgomery County Revenue Authority, Golf Course System Revenue
Bonds, Series 1996 A, 6.00% 2014                                                      2355       2441923
                                                                                          -------------
Tax Assessment Bonds - 2.38%

Prince George's County, Special Obligation Bonds '(Woodview Village
Infrastructure Improvements), Series 1997 A, 8.00% 2026                               2000       2061779
                                                                                          -------------
Turnpikes & Toll Roads Revenue - 1.27%

Maryland Transportation Authority Facilities Project,
Transportation Facilities Projects Revenue Bonds,
Series 1992, 5.80% 2006                                                               1000       1098430
                                                                                          -------------
Water & Sewer Revenue - 2.48%

Maryland Water Quality Financing Administration,
Revolving Loan Fund Revenue Bonds, Series 1991 B, 0.00% 2005                           700        491225

Washington Suburban Sanitary District, Refunding Bonds of 1997,
5.75% 2017                                                                            1510       1657361
                                                                                          -------------
                                                                                                 2148586
                                                                                          -------------
                                                                                                82692461
                                                                                          -------------

Tax-Exempt Securities Maturing in One Year or Less  - 4.10%

Industrial Development Revenue - 2.88%

Anne Arundel County, Economic Development Revenue Bonds
(Baltimore Gas and Electric Company Project):
 3.55% 1997                                                                           1000       1000000
 3.80% 1997                                                                            500        500000
 3.90% 1997                                                                           1000       1000000
                                                                                          -------------
                                                                                                 2500000
                                                                                          -------------
Pre-Refunded/2/ - 1.22%

Suburban Hospital Issue Revenue Bonds, Series 1988,
7.50% 2008 (1998)                                                                     1000       1053050
                                                                                          -------------
                                                                                                 3553050
                                                                                          -------------

TOTAL TAX-EXEMPT SECURITIES (COST: $80,395,000)                                              86,245,511
Excess of cash and receivables over payables                                                    411,150
                                                                                          -------------
NET ASSETS                                                                                  $86,656,661
                                                                                             ==========

/1/Represents a when-issued security.
/2/Parenthetical year represents date of pre-refunding.

See Notes to Financial Statements


The Tax-Exempt Fund of Virginia
Investment Portfolio, July 31, 1997
                                                                                  Principal
                                                                                     Amount        Market
                                                                                      (000)         Value
                                                                                          -             -
Tax-Exempt Securities Maturing in More than One Year - 95.16%

College & University Revenue - 2.82%

Virginia College Building Authority Educational Facilities Revenue
Bonds (Marymount University Project), Series 1992, 6.875% 2007                       $1,650    $1,782,875

Virginia Polytechnic Institute and State University, University Services
System and General Revenue Pledge Bonds, Series C 1996, 5.35% 2009                    1,000     1,050,290
                                                                                                        -
                                                                                                   2833165
                                                                                                        -
General Obligations (Local) - 11.44%

Arlington County:
 Public Improvement Bonds, Series 1996, 6.00% 2011                                      1000       1135430
 Refunding Bonds, Series 1993, 6.00% 2012                                               1000       1136510

Chesapeake:
 Public Improvement Bonds, Series 1992, 6.00% 2006                                      1600       1739520
 Refunding Bonds, Series 1993, 5.40% 2008                                               1000       1076390
 Water and Sewer Bonds, Series 1995 A, 5.375% 2020                                      1500       1520670

Leesburg Refunding Bonds, Series 1993, 5.60% 2008                                       1195       1270620

Lynchburg Public Improvement Refunding Bonds,
Series 1993, 5.25% 2009                                                                 1000       1033050

Newport News General Obligation, Water Bonds,
Series A 1992, 6.125% 2009                                                              1170       1258663

Norfolk Capital Improvement and Refunding Bonds,
Series 1992 A, 6.00% 2011                                                                500        528755

Roanoke Public Improvement and Refunding Bonds,
Series 1992 B:
 6.375% 2009                                                                             250        270405
 6.40% 2011                                                                              500        541429
                                                                                                        -
                                                                                                  11511442
                                                                                                        -
General Obligations (State) - .80%

Commonwealth of Virginia, Public Facilities Bonds,
1993 Series A, 5.40% 2005                                                                750        804705
                                                                                                        -
Hospital & Health Facilities Revenue - 16.88%

Fairfax County Industrial Development Authority, Hospital
Revenue Refunding Bonds (INOVA Health Systems Hospital
Project), Series 1993 A:
 5.00% 2007                                                                              750        774195
 5.25% 2019                                                                             2500       2509700
 5.00% 2023                                                                              500        483045

Hampton Industrial Development Authority, Hospital Revenue
Bonds (Sentara Hospitals), 5.125% 2016                                                  1000        989660

Industrial Development Authority of Henry County, Hospital Revenue
Bonds (Memorial Hospital of Martinsville and Henry County),
Series 1997, 6.00% 2017                                                                 2000       2101180

Lynchburg Industrial Development Authority, Hospital
Facilities, Revenue Refunding Bonds, Centra
Health, Inc., Series 1988, 8.125% 2016                                                  1000       1054970

Norfolk Industrial Development Authority, Hospital Revenue
Bonds (Sentara Hospitals-Norfolk Project),
Series A 1994, 5.00% 2020                                                               2315       2243652

Peninsula Ports Authority:
 Health Care Facilities Revenue and Refunding Bonds (Mary
 Immaculate Project), 1994 Series, 6.875% 2010                                          1900       2213709

 Health System Revenue and Refunding Bonds
 (Riverside Health System Project),
 Series 1992 A, 6.625% 2010                                                             1300       1420341

Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds (Mennonite General Hospital Project),
1996 Series A, 6.375% 2006                                                              2000       2094940

Virginia Beach, Virginia Development Authority (Sentara Bayside
Hospital), 6.60% 2009                                                                   1000       1091990
                                                                                                        -
                                                                                                  16977382
                                                                                                        -
Housing Finance Authority Revenue - 4.24%

Commonwealth of Puerto Rico Housing Finance Corporation,
Single Family Mortgage Revenue Bonds, 1st Portfolio:
 1988 Series A, 7.80% 2021                                                                10         10304
 1988 Series B, 7.65% 2022                                                               280        296307

Virginia Housing Development Authority, Commonwealth
Mortgage Bonds:
 1994 Series H, Sub-Series H-1, 6.10% 2003                                               500        530735
 1995 Series A-AMT, Sub-Series A-1, 6.60% 2004                                          1000       1087060
 1994 Series I-AMT, Sub-Series I-1, 6.40% 2005                                           800        862144
 1994 Series H, Sub-Series H-2, 6.55% 2017                                              1000       1069490
 1992 Series A, 7.10% 2022                                                               380        403203
                                                                                                        -
                                                                                                   4259243
                                                                                                        -
Industrial Development Revenue - 3.11%

Industrial Development Authority of the County of Henrico,
Solid Waste Disposal Revenue Bonds (Browning-Ferris Industries of
South Atlantic, Inc. Project):
 Series 1996 A AMT, 5.30% 2011                                                        1,000     1,032,970
 Series 1996 A  AMT, 5.45% 2014                                                       1,000     1,023,110

Puerto Rico Ports Authority, Special Facilities Revenue Bonds
(American Airlines, Inc. Project), 1996 Series A, 6.25% 2026                            1000       1072761
                                                                                                        -
                                                                                                   3128841
                                                                                                        -
Insured - 21.04%

Augusta, Hospital Revenue Bonds, AMBAC Insured, 5.125% 2021                             1000        973650

Chesapeake Certificates of Participation,
MBIA Insured, 1993 Series, 5.40% 2005                                                   1000       1057890

Danville, Virginia Industrial Development Authority, Hospital
Revenue Bonds, Danville Regional Medical Center,
Series 1994, FGIC Insured, 6.00% 2007                                                   1000       1095640

Fairfax County Industrial Development Authority,
Hospital Revenue Refunding Bonds (INOVA Health System
Hospitals Project), Series 1993 A, FSA Insured, 5.25% 2019                              1000       1002570

Industrial Development Authority of the County of Hanover,
Hospital Revenue Bonds (Memorial Regional Medical Center
Project at Hanover Medical Park), Series 1995, MBIA Insured:
 6.50% 2010                                                                             1375       1621593
 6.375% 2018                                                                            1000       1167600

Loudoun County:
 Industrial Development Authority, Hospital Revenue Bonds,
 FSA Insured, 6.00% 2005                                                                1000       1098030

 Sanitation Authority, Water and Sewer System Revenue Bonds,
 FGIC Insured:
  Series 1992, 6.25% 2010                                                               2000       2189820
  Series 1996, 5.125% 2030                                                               500        491820

Industrial Development Authority of the City of Norfolk, Health Care
Revenue Bonds (Bon Secours health System), Series 1997:
  5.00% 2006/1/                                                                         1190       1218227
  5.00% 2007/1/                                                                         1250       1281875

Pamunkey Regional Jail Authority, Jail Facility Revenue Bonds,
Series 1996, MBIA Insured, 5.70% 2010                                                   1000       1074680

Richmond, FGIC Insured, 5.00% 2021                                                      1000        974370

County of Roanoke, Water System Refunding Revenue Bonds,
Series 1993, 5.00% 2021                                                                 3100       2994972

Upper Occoquan Sewage Authority, Regional Sewerage System
Revenue Bonds, Series 1995 A, MBIA Insured, 5.00% 2025                                  1000        972099

City of Virginia Beach Development Authority, Hospital Revenue
Bonds (Virginia Beach General Hospital Project),
Series 1993, AMBAC Insured, 6.00% 2011                                                  1000       1129110

Washington, D.C. Metropolitan Area Airports Authority, Airport
System Revenue and Refunding Bonds, MBIA Insured AMT,
Series 1992 A, 6.625% 2019                                                               750        824018
                                                                                                        -
                                                                                                  21167964
                                                                                                        -
Lease Revenue (Local) - 2.34%

Industrial Development Authority of Arlington County, Headquarters
Facility Revenue Bonds (The Nature Conservancy),
Series 1997 A, 5.40% 2017                                                                350        354592

Fairfax County Economic Development Authority, Lease Revenue
Bonds (Government Center Properties), Series 1994, 5.25% 2018                           2000       2004020
                                                                                                        -
                                                                                                   2358612
                                                                                                        -
Lease Revenue (State) - 1.50%

Virginia Public Building Authority, State Building Revenue
Bonds, Series 1995, 5.20% 2015                                                          1500       1509540
                                                                                                        -
Life Care Facilities Revenue- 3.08%

Industrial Development Authority of the County of James City,
Virginia, Residential Care Facility First Mortgage Revenue Bonds
(Williamsburg Landing, Inc.), Series 1996A, 6.625% 2019                                 3000       3094140
                                                                                                        -
Local Appropriation - .53%

Fairfax County Economic Development Authority, Parking Revenue
Bonds (Huntington Metrorail Station Project),
Series 1990 A, 6.75% 2015                                                                500        533545
                                                                                                        -
Multi-Family Housing - 2.25%
Virginia Housing Development Authority, Multi-Family Housing Bonds:
 1997 Series B-AMT, 5.80% 2010
 1997 Series B, 5.95% 2016                                                              1185       1223086
                                                                                        1000       1042520
                                                                                                        -
                                                                                                   2265606
                                                                                                        -
Pre-Refunded/2/ - 14.90%

Fairfax County:
 Industrial Development Authority Hospital Revenue Bonds
 (Fairfax Hospital System Project), INOVA Health Systems,
 Series 1991 C, 6.801% 2023 (2001)                                                      1000       1118300

 Water Authority Revenue, Series 1989, 7.30% 2021 (2000)                                1250       1367238

Henry County Public Service Authority, Water and Sewer Revenue
Bonds, FGIC Insured, Series 1990, 7.20% 2019 (2000)                                     1250       1382388

Loudoun County Sanitation Authority, Water and Sewer System
Revenue Bonds, Series 1989, AMBAC Insured, 7.50% 2017 (1999)                             375        400643

Norfolk Industrial Development Authority,
Hospital Revenue Bonds:
 (Children's Hospital of the King's Daughters Obligated
 Group), Series 1991, AMBAC Insured, 7.00% 2011 (2001)                                   400        447656

 (Sentara Hospitals-Norfolk Project), Series 1991, 7.00% 2020 (2000)                     250        276495

Prince William County Service Authority, Water and Sewer
System Revenue Bonds, Series 1991, FGIC Insured, 6.50% 2021 (2001)                       680        750720

Roanoke:
 Industrial Development Authority, Hospital Revenue Bonds,
 Carilion Health System (Roanoke Memorial Hospital Projects),
 Series 1990, MBIA Insured, 7.25% 2017 (2000)                                            750        829035

 Water System Revenue Bonds,
 Series 1991, FGIC Insured, 6.50% 2021 (2001)                                            750        828000

Southeastern Public Service Authority, Regional Solid Waste
System, Senior Revenue Refunding Bonds,
Series 1989, BIG Insured:
 7.00% 2006 (1999)                                                                       500        537380
 7.00% 2013 (1999)                                                                      1000       1074760

Suffolk, Series 1989, 7.00% 2005 (1998)                                                 1000       1054260

University of Virginia, Hospital Revenue Bonds,
1984 Series A, HIBI Insured, 9.875% 2001 (2001)                                           10         11160

Upper Occoquan Sewage Authority, Regional Sewerage System
Revenue Bonds, Series 1991, MBIA Insured, 6.00% 2021 (2001)                              700        748300

Virginia Education Loan Authority, Student Loan Program Revenue
Refunding Bonds, Senior Series 1993 D AMT, 5.95% 2009 (2005)                             790        858912

Virginia Public Building Authority, State Building Revenue Bonds,
Series 1991 A, 6.50% 2011 (2001)                                                        1750       1933610

Virginia Resources Authority:
 Solid Waste Disposal System Revenue Bonds,
 1990 Series A, 7.30% 2015 (2000)                                                       1000       1098330

 Water and Sewer System Revenue Bonds
 Series 1990, 7.25% 2011 (2000)                                                          250        277423

                                                                                                        -
                                                                                                  14994610
                                                                                                        -
Resource Recovery - 2.07%

Fairfax County Economic Development Authority, Resource Recovery
Revenue Bonds, Series 1988 A AMT (Ogden Martin Systems of
Fairfax, Inc. Project), 7.55% 2003                                                       500        535119

Roanoke Valley Resource Authority, Solid Waste System Revenue
Bonds, Series 1992, 5.75% 2012                                                          1500       1546500
                                                                                                        -
                                                                                                   2081619
                                                                                                        -
State Authority - 6.11%

Virginia Public School Authority, School Financing Bonds:
 (1991 Resolution), Series 1995 C, 5.00% 2002                                           1000       1036200
 (1987 Resolution), 1991 Refunding Series C, 6.25% 2007                                 1500       1637505
 (1991 Resolution), Series 1994 A, 6.20% 2014                                           1500       1622745

Virginia Resources Authority:
 Water and Sewer System Revenue Bonds
 (Pooled Loan Program), 1986 Series A, 7.50% 2017                                         50         50972

 Water System Refunding Revenue Bonds,
 1992 Series A, 6.45% 2013                                                               750        801113

 Water System Revenue Bonds (Appomattox River Water Authority Refunding),
 1993 Series A, 5.25% 2013                                                              1000       1005858
                                                                                                        -
                                                                                                   6154393
                                                                                                        -
Water & Sewer Revenue - 2.05%

Chesterfield County Water and Sewer Revenue Refunding Bonds,
Series 1992, 6.375% 2009                                                                1250       1366500

Rivanna Water and Sewer Authority, Regional Water and Sewer
System Refunding Revenue Bonds, Series 1991, 6.40% 2007                                  645        700831

                                                                                                        -
                                                                                                   2067331
                                                                                                        -
                                                                                                  95742138
                                                                                                        -
Tax-Exempt Securities Maturing in One Year or Less - 5.27%

Hospital & Health Facilities Revenue - .99%

Industrial Development Authority of Fairfax County, Unit Priced Demand
Adjustable Hospital Revenue Bonds (INOVA Health Systems Project)
Series 1993 B, 3.65% 1997                                                               1000       1000000
                                                                                                        -
Industrial Development Revenue - .50%

Peninsula Ports Authority,
 Refunding Port Facilities (Shell Oil Company),
 1987 Series, 3.75% 2005/3/                                                              500        500000

Pre-Refunded/2/ - 3.78%

Chesapeake, Hospital Authority Facility for Chesapeake
General Hospital, First Mortgage Revenue, BIG Insured
Series 1988, 7.625% 2018 (1998)                                                         1000       1053930

Portsmouth Improvement Bonds, Public Improvement Refunding
Bonds, Series 1987, 7.50% 2012 (1997)                                                    500        517010

Richmond Public Utility Revenue Bonds,
Series 1988 A, 8.00% 2018 (1998)                                                         750        779175

Commonwealth of Virginia Transportation Board,
Transportation Contract Revenue Bonds, Route 28 Project,
Series 1988:
 7.70% 2008 (1998)                                                                       890        927807
 7.80% 2016 (1998)                                                                       500        521514
                                                                                                        -
                                                                                                   3799436
                                                                                                        -
                                                                                                   5299436
                                                                                                        -
TOTAL TAX-EXEMPT SECURITIES (cost: $93,987,000)                                                  101041574
Excess of payables over cash and receivables                                                       -432125
                                                                                                        -
NET ASSETS                                                                                   $100,609,449
                                                                                                        =

/1/ Represents a when-issued security.

/2/ Parenthetical year represents date of pre-refunding.

/3/ Coupon rate changes periodically.
See Notes to Financial Statements

Statement of Assets and Liabilities                                The      The
July 31, 1997                                               Tax-Exempt Tax-Exempt
(dollars in thousands)                                         Fund of  Fund of
                                                              Maryland Virginia
------------------------------------------------------------------------------------
Assets:
 Tax-exempt securities:
  Maturing in more than one year
   (cost: $76,918 and $88,827, respectively)                   $82,693  $95,742
  Maturing in one year or less
   (cost: $3,477 and $5,160, respectively)                       3,553    5,299
 Cash                                                              766      386
 Receivables for --
  Sales of investments                                             --       --
  Sales of Funds' shares                                           243      584
  Accrued interest                                                 764    1,399
                                                           ----------- -----------
   Total Assets                                                 88,019  103,410
                                                           ----------- -----------
Liabilities:
 Payables for --
  Purchases of investments                                       1,130    2,510
  Repurchases of Funds' shares                                       7       38
  Dividends                                                        137      166
  Adviser and management services                                   32       36
  Accrued expenses                                                  56       51
                                                           ----------- -----------
   Total Liabilities                                             1,362    2,801
                                                           ----------- -----------
Net Assets:
 Net assets applicable to Funds' shares issued and outstand    $86,657 $100,609
                                                           ===========        =

 Funds' shares outstanding/1/                                5,409,824 6,146,541
 Net asset value per share                                      $16.02   $16.37


/1/Shares of beneficial interest,
 unlimited shares authorized.

See Notes to Financial Statements


Statement of Operations                                            The      The
For the year ended July 31, 1997                            Tax-Exempt Tax-Exempt
(dollars in thousands)                                         Fund of  Fund of
                                                              Maryland Virginia
-------------------------------------------------------------------------------------
Investment Income:
 Income:
  Interest on tax-exempt securities                             $4,801   $5,435
                                                           ----------- -----------
 Expenses:
  Investment adviser fee                                           203      229
  Business management fee                                          165      184
  Distribution fee                                                 198      234
  Transfer agent fee                                                31       35
  Reports to shareholders                                           15       18
  Registration statement and prospectus                              4        3
  Postage, stationery and supplies                                  10       11
  Trustees' fees                                                     8        8
  Custodian fee                                                      4        4
  Auditing and legal fees                                           23       23
  Other expenses                                                     5        6
                                                           ----------- -----------
   Total expenses                                                  666      755
                                                           ----------- -----------
 Net investment income                                           4,135    4,680
                                                           ----------- -----------
Realized Gain and Unrealized Appreciation
 on Investments:
 Net realized gain                                                 561      118
                                                           ----------- -----------
 Net unrealized appreciation:
  Beginning of year                                              3,039    3,552
  End of year                                                    5,851    7,054
                                                           ----------- -----------

   Net change in unrealized appreciation                         2,812    3,502
                                                           ----------- -----------
 Net realized gain and change in unrealized
  appreciation                                                   3,373    3,620
                                                           ----------- -----------
Net Increase in Net Assets
 Resulting from Operations                                      $7,508   $8,300
                                                           ===========        =

See Notes to Financial Statements


Statement of Changes in Net Assets
(dollars in thousands)                                      Year Ended July 31,
                                                                  1997      1996
-------------------------------------------------------------------------------------
The Tax-Exempt Fund of Maryland

Operations:
 Net investment income                                         $ 4,135  $ 4,008
 Net realized gain on investments                                  561       81
 Net change in unrealized appreciation on investments            2,812      365
                                                           ----------- -----------
  Net increase in net assets resulting from operations           7,508    4,454
                                                           ----------- -----------
Dividends Paid to Shareholders from Net Investment Income       (4,135)  (4,008)
                                                           ----------- -----------
Capital Share Transactions:
 Proceeds from shares sold:  717,812 and 733,060 shares, re     11,169   11,338
 Proceeds from shares issued in reinvestment of net investment
  income dividends:  163,465 and 165,984 shares, respective      2,544    2,565
 Cost of shares repurchased:  671,863 and 613,087 shares, r    (10,456)  (9,466)
                                                           ----------- -----------
  Net increase in net assets resulting from capital share t      3,257    4,437
                                                           ----------- -----------
Total Increase in Net Assets                                     6,630    4,883

Net Assets:
 Beginning of year                                              80,027   75,144
                                                           ----------- -----------
 End of year                                                   $86,657  $80,027
                                                           =========== ========

*Unaudited
See Notes to Financial Statements
Statement of Changes in Net Assets
(dollars in thousands)                                      Year Ended July 31,
                                                                  1997      1996
------------------------------------------------------------------------------------
The Tax-Exempt Fund of Virginia

Operations:
 Net investment income                                         $ 4,680  $ 4,705
 Net realized gain on investments                                   118     131
 Net change in unrealized appreciation on investments              3502      74
                                                           ----------- -----------
  Net increase in net assets resulting from operations           8,300    4,910
                                                           ----------- -----------
Dividends and Distributions Paid to Shareholders:
 Dividends from net investment income                           (4,680)  (4,705)
 Distributions from net realized gain on investments                 -     (320)
                                                           ----------- -----------
  Total dividends and distributions                             (4,680)  (5,025)
                                                           ----------- -----------
Capital Share Transactions:
 Proceeds from shares sold:  1,037,170 and 65,816 shares, r     16,514   10,441
 Proceeds from shares issued in reinvestment of net investment dividends and distributions of net realized gain on investments:
  168,347 and 190,123 shares, respectively                       2,677    3,020
 Cost of shares repurchased:  798,604 and 912,994 shares, r    (12,694) (14,537)
                                                           ----------- -----------
  Net increase (decrease) in net assets resulting from capital
    share transactions                                           6,497   (1,076)
                                                           ----------- -----------
Total Increase (Decrease) in Net Assets                         10,117   (1,191)

Net Assets:
 Beginning of year                                              90,492   91,683
                                                           ----------- -----------
 End of year                                                  $100,609  $90,492
                                                           ===========        =


See Notes to Financial Statements

 NOTES TO FINANCIAL STATEMENTS
1. The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital. The following paragraphs summarize the significant accounting policies consistently followed by the Trust in the preparation of its financial statements:
    Tax-exempt securities with maturities in excess of 60 days are valued at prices obtained from a national municipal bond pricing service. The pricing service takes into account various factors such as quality, yield and maturity of tax-exempt securities comparable to those held by the Trust, as well as actual bid and asked prices on a particular day.
    Other securities with maturities in excess of 60 days, including securities for which pricing service values are not available, are valued at the mean of their quoted bid and asked prices. All securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.
    As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the Trust purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Amortization of market discounts on securities is recognized upon disposition, subject to applicable tax requirements. Dividends to shareholders are declared daily from net investment income. Distributions paid to shareholders are recorded on the ex-dividend date.
    Pursuant to the custodian agreement, the Funds receive credits against their custodian fees for imputed interest on certain balances with the custodian bank. The custodian fees of $4,000 for both the Maryland and Virginia Funds was paid by these credits rather than in cash.
  2. It is the Trust's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.
  As of July 31, 1997, net unrealized appreciation on investments for book and federal income tax purposes for the Maryland and Virginia Funds aggregated $5,851,000 and $7,054,000,respectively. There was no difference between book and tax realized gains on securities transactions for the year ended July 31, 1997. The cost of portfolio securities for book and federal income tax purposes was $80,395,000 and $93,987,000 for the Maryland and Virginia Funds, respectively, at July 31, 1997.
3. Officers of the Trust received no remuneration from the Funds in such capacities. Their remuneration was paid by Washington Management Corporation
(WMC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated. Fees of $165,000 and $184,000 were recognized by the Maryland and Virginia Funds, respectively, and were paid or are payable to WMC for business management services. The business management contract provides for monthly fees, accrued daily, based on an annual rate of 0.135% of the first $60 million of average net assets of each of the Funds; 0.09% of such assets in excess of $60 million; plus 1.35% of the gross investment income (excluding any net capital gains from transactions in portfolio securities). Johnston, Lemon & Co. Incorporated, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, has informed the Funds that it has earned $27,000 and $35,000 on its retail sales of shares and under the distribution plan of the Maryland and Virginia Funds, respectively, but received no net brokerage commissions resulting from purchases and sales of securities for the investment account of the Funds. All the officers of the Trust and three of its trustees are affiliated with WMC.
    Fees of $203,000 and $229,000 were recognized by the Maryland and Virginia Funds, respectively, and were paid or are payable to Capital Research and Management Company (CRMC) as Investment Adviser pursuant to an investment advisory contract with the Trust. The investment advisory contract provides for monthly fees, accrued daily, based on an annual rate of 0.165% of the first $60 million of average net assets of each of the Funds; 0.12% of such assets in excess of $60 million; plus 1.65% of the gross investment income (excluding any net capital gains from transactions in portfolio securities).
    Pursuant to a Plan of Distribution, the Funds may expend up to 0.25% of their average net assets annually for any activities primarily intended to result in sales of Fund shares, provided the categories of expenses for which reimbursement is made are approved by the Funds' Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended July 31, 1997, distribution expenses under the Plan were $198,000 and $234,000, including accrued and unpaid expenses of $43,000 and $38,000, for the Maryland and Virginia Funds, respectively.
    American Funds Service Company (AFS), the transfer agent for the Maryland and Virginia Funds, was paid fees of $31,000 and $35,000, respectively. American Funds Distributors, Inc. (AFD), the principal underwriter of the Funds' shares, has informed the Funds that it has received $32,000 and $52,000 (after allowances to dealers) for the Maryland and Virginia Funds, respectively, as its portion of the sales charges paid by purchasers of the Funds' shares. Such sales charges are not an expense of the Funds and, hence, are not reflected in the accompanying statement of operations.
    Trustees who are unaffiliated with WMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the Funds. As of July 31, 1997, aggregate amounts deferred and earnings thereon were $10,000 each for the Maryland and Virginia Funds.
    CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC.
4.  As of July 31, 1997:
      The Tax-Exempt The Tax-Exempt
      Fund of  Fund of
      Maryland  Virginia
Accumulated
  undistributed net
  realized gain
  on investments          $   561,000 $   114,000
Paid-in capital    80,245,000  93,441,000
Purchases and sales of
  investment securities,
  excluding short-term
  securities, during
  the year ended
  July 31, 1997:
 Purchases     14,795,000    24,672,000
     Sales     12,012,000   16,753,000

Per-share
Data and Ratios

The Tax-Exempt
Fund of Maryland
                                                                             Year En ded July        31
                                                                 --------   -------- -------- -------- -------
                                                                      1997      1996     1995     1994    1993
                                                                 --------   -------- -------- -------- -------
Net Asset Value,
 Beginning of Period                                               $15.39     $15.29   $15.00   $15.53  $15.22
                                                               ---------- ---------- -------- -------- -------
Income from Investment
 Operations:
 Net investment income                                                .79        .80      .80      .76     .79
 Net realized and
  unrealized gain (loss)
  on investments                                                      .63        .10      .29     (.53)    .31
                                                               ---------- ---------- -------- -------- -------
  Total income from
   investment operations                                             1.42        .90     1.09      .23    1.10
                                                               ---------- ---------- -------- -------- -------
Less Distributions:
 Dividends from net
  investment income                                                  (.79)      (.80)    (.80)    (.76)   (.79)
                                                               ---------- ---------- -------- -------- -------
Net Asset Value,
 End of Period                                                     $16.02     $15.39   $15.29   $15.00  $15.53
                                                               ========== ========== ======== ======== =======

Total Return/1/                                                     9.52%      5.95%     7.58%    1.42%   7.44%


Ratios/Supplemental Data:
 Net assets, end of
  period (in millions)                                                $87        $80      $75      $75     $64
 Ratio of expenses to
  average net assets                                                 .82%       .81%      .78%     .75%    .83%
 Ratio of net income to
  average net assets                                                5.08%      5.14%    5.38%     4.90%   5.12%
 Portfolio turnover rate                                           15.27%     16.01%   20.91%    10.01%   9.05%

/1/This was calculated without deducting a sales charge. The maximum sales charge is 4.75% of each Funds's offering price.


Per-Share
 Data and Ratios                                 Year En    ded Jul     y 31
The Tax-Exempt                       --------   --------   -------- -------- -------
 Fund of Virginia                         1997      1996       1995     1994    1993
Net Asset Value,
 Beginning of Year                     $15.77     $15.79     $15.49   $16.01  $15.72
                                   ---------- ---------- ---------- -------- -------
Income from Investment
 Operations:
 Net investment income                    .80        .81        .83      .80     .82
 Net realized and
  unrealized gain (loss)
  on investments                          .60        .03        .30     (.52)    .29
                                   ---------- ---------- ---------- -------- -------
  Total income from
   investment operations                 1.40        .84       1.13      .28    1.11
                                   ---------- ---------- ---------- -------- -------
Less Distributions:
 Dividends from net
  investment income                      (.80)      (.81)      (.83)    (.80)   (.82)
 Distributions from
  net realized gains                        -       (.05)         -        -       -
                                   ----------          -          -        -       -
  Total distributions                    (.80)      (.86)      (.83)    (.80)   (.82)
                                   ----------          -          -        -       -
Net Asset Value,
 End of Year                           $16.37     $15.77     $15.79   $15.49  $16.01
                                   ========== ========== ========== ======== =======
Total Return/1/                          9.10%      5.46%      7.56%    1.74%   7.29%
Ratios/Supplemental Data:
 Net assets, end of
  year (in millions)                     $101        $90        $92      $93     $80
 Ratio of expenses to
  average net assets                      .81%      .79%       .79%      .78%    .84%
 Ratio of net income to
  average net assets                     4.99%     5.11%      5.37%     5.04%   5.18%
 Portfolio turnover rate                18.41%    27.34%     32.18%     2.36%   4.96%

/1/ This was calculated without
deducting a sales charge.  The
maximum sales charge is 4.75%
of each fund's offering price.


REPORT OF INDEPENDENT ACCOUNTANTS
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE AMERICAN FUNDS TAX-EXEMPT SERIES I
     In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 1997, the results of each of their operations, the changes in each of their net assets and each of their per-share data and ratios for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
Los Angeles, California
August 29, 1997
Shareholders may exclude from Federal taxable income any exempt-interest dividends paid from net investment income. All of the dividends paid from net investment income qualifies as exempt-interest dividends.
Since the amounts above are reported for the fiscal year and not a calendar year, shareholders should refer to their Form 1099 DIV which will be mailed in January 1998 to determine the CALENDAR YEAR amounts to be included on their respective 1997 tax returns. Shareholders should consult their tax advisers.


                                 PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(A)  FINANCIAL STATEMENTS:
Included in Prospectus - Part A
 Financial Highlights
Included in Statement of Additional Information - Part B
 Investment Portfolio
 Statement of Assets and Liabilities
 Statement of Operations
 Statement of Changes in Net Assets
 Notes to Financial Statements
 Selected Per-Share Data and Ratios
 Report of Independent Accountants

(B) EXHIBITS:
  1. On file (see SEC file nos. 811-4653 and 33-5270)
  2. On file (see SEC file nos. 811-4653 and 33-5270)
  3. None.
  4. On file (see SEC file nos. 811-4653 and 33-5270)
  5. On file (see SEC file nos. 811-4653 and 33-5270)
  6. On file (see SEC file nos. 811-4653 and 33-5270)
  7. None.
  8. On file (see SEC file nos. 811-4653 and 33-5270)
  9. On file (see SEC file nos. 811-4653 and 33-5270)
 10. Not applicable to this filing.
 11. Consent of Independent Accountants.
 12. None.
 13. On file (see SEC file nos. 811-4653 and 33-5270)
 14. None.
 15. On file (see SEC file nos. 811-4653 and 33-5270)
 16. Updates to previously filed schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 (see SEC file nos. 811-4653 and 33-5270).

 17. EX-27 Financial Data Schedule

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
  None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.
  As of July 31, 1997.
       Number of
   Title of Class   Record-Holders
   Shares of Beneficial   MD 1,922
   Interest (no par value) VA 2,228

ITEM 27. INDEMNIFICATION.
 Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual which insures its officers and trustees against certain liabilities.
  Article VI of the Trust's By-Laws states:
 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.
    (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case,
ITEM 27. INDEMNIFICATION (CONT.)
such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.
 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).
 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.
 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.
 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.
 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.
 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.
 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.
  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
  None.
ITEM 29. PRINCIPAL UNDERWRITERS.
 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

       (B)          (1)            (2)                                     (3)



       NAME AND PRINCIPAL          POSITIONS AND OFFICES     POSITIONS AND OFFICES

       BUSINESS ADDRESS               WITH UNDERWRITER              WITH REGISTRANT



       David L. Abzug              Regional Vice President   None

       27304 Park Vista Road

       Van Nuys, CA 91301



       John A. Agar                Regional Vice President   None

       1501 N. University, Suite 227A

       Little Rock AR 72207



       Robert B. Aprison           Vice President            None

       2983 Bryn Wood Drive

       Madison, WI  53711



S      Richard L. Armstrong        Assistant Vice President   None



L      William W. Bagnard          Vice President            None



       Steven L. Barnes            Senior Vice President     None

       8000 Town Line Avenue South

       Suite 204

       Minneapolis, MN 55438



B      Carl R. Bauer               Assistant Vice President   None



       Michelle A. Bergeron        Vice President            None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       Joseph T. Blair             Senior Vice President     None

       27 Drumlin Road

       West Simsbury, CT  06092



       John A. Blanchard           Regional Vice President   None

       6421 Aberdeen Road

       Mission Hills, KS 66208



       Ian B. Bodell               Senior Vice President     None

       P.O. Box 1665

       Brentwood, TN 37024-1665



       Michael L. Brethower        Vice President            None

       2320 North Austin Avenue

       Georgetown, TX  78626



       C. Alan Brown               Regional Vice President   None

       4129 Laclede Avenue

       St. Louis, MO  63108



L      Daniel C. Brown             Senior Vice President     None



H      J. Peter Burns              Vice President            None



       Brian C. Casey              Regional Vice President   None

       9508 Cable Drive

       Kensington, MD  20895



       Victor C. Cassato           Senior Vice President     None

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80121



       Christopher J. Cassin        Senior Vice President    None

       111 W. Chicago Avenue, Suite G3

       Hinsdale, IL 60521



       Denise M. Cassin             Vice President           None

       1301 Stoney Creek Drive

       San Ramon, CA 94538



L      Larry P. Clemmensen         Director                  None



L      Kevin G. Clifford           Director, Senior Vice President   None



       Ruth M. Collier             Vice President            None

       145 West 67th St. Ste. 12K

       New York, NY  10023



S      David Coolbaugh             Assistant Vice President   None



       Thomas E. Cournoyer         Vice President            None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell        Senior Vice President     None

       4116 Woodbine Street

       Chevy Chase, MD 20815



L      Carl D. Cutting             Vice President            None



       Daniel J. Delianedis        Regional Vice President   None

       8689 Braxton Drive

       Eden Prairie, MN 55347



       Michael A. Dilella          Vice President            None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill             Senior Vice President     None

       505 E. Main Street

       Jenks, OK 74037







       Kirk D. Dodge                Senior Vice President    None

       325 E. Eisenhower Parkway
       Suite 106, #16

       Ann Arbor, MI  48108



       Peter J. Doran              Senior Vice President     None

       1205 Franklin Avenue

       Garden City, NY  11530



L      Michael J. Downer           Secretary                 None



       Robert W. Durbin            Vice President            None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards            Vice President            None



L      Paul H. Fieberg             Senior Vice President     None



       John Fodor                   Vice President           None

       15 Latisquama Road

       Southborough, MA 01772



L      Mark P. Freeman, Jr.        Director, President       None



       Clyde E. Gardner            Senior Vice President     None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford         Vice President            None



       Jeffrey J. Greiner           Vice President           None

       12210 Taylor Road

       Plain City, OH 43064



L      Paul G. Haaga, Jr.          Director                  Senior Vice President



B      Mariellen Hamann            Assistant Vice President   None



       David E. Harper             Senior Vice President     None

       R.D. 1, Box 210, Rte 519

       Frenchtown, NJ  08825



       Ronald R. Hulsey             Vice President           None

       6744 Avalon

       Dallas, TX  75214





       Robert S. Irish             Regional Vice President   None

       1225 Vista Del Mar Drive

       Delray Beach, FL 33483



L      Robert L. Johansen          Vice President, Controller   None



       Michael J. Johnston         Chairman of the Board     None

       630 Fifth Avenue, 36th Floor

       New York, NY 10111

B      Damien M. Jordan            Vice President            None

       V. John Kriss               Senior Vice President     None

       P. O. Box 274

       Surfside, CA 90743



       Arthur J. Levine            Vice President            None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis               Assistant Vice President   None



       T. Blake Liberty            Regional Vice President   None

       1940 Blake Street, #303

       Denver, CO 80202



L      Lorin E. Liesy              Assistant Vice President   None



L      Susan G. Lindgren           Vice President - Institutional   None

                                   Investment Services



S      Stella Lopez                Vice President            None



LW     Robert W. Lovelace          Director                  None



       Steve A. Malbasa             Vice President           None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel            Senior Vice President     None

       5241 South Race Street

       Littleton, CO 80121



L      J. Clifton Massar           Director, Senior Vice President   None



L      E. Lee McClennahan          Senior Vice President     None



L      Jamie R. McCrary            Assistant Vice President   None



S      John V. McLaughlin          Senior Vice President     None



       Terry W. McNabb             Vice President            None

       2002 Barrett Station Road

       St. Louis, MO  63131



L      R. William Melinat          Vice President - Institutional   None

                                   Investment Services



       David R. Murray              Vice President           None

       25701 S.E. 32nd Place

       Issaquah, WA  98027



       Stephen S. Nelson           Vice President            None

       P. O. Box 470528

       Charlotte, NC 28247-0528



       William E. Noe              Regional Vice President   None

       304 River Oaks Road

       Brentwood, TN 37027



       Peter A. Nyhus              Regional Vice President   None

       3084 Wilds Ridge Court

       Prior Lake, MN 55372



       Eric P. Olson               Regional Vice President   None

       62 Park Drive

       Glenview, IL 60025



       Fredric Phillips            Vice President            None

       32 Ridge Avenue

       Newton Centre, MA  02159



B      Candance D. Pilgrim         Assistant Vice President   None



       Carl S. Platou              Regional Vice President   None

       4021 96th Avenue, S.E.

       Mercer Island, WA 98040



L      John O. Post, Jr.           Vice President            None



S      Richard P. Prior            Assistant Vice President   None



       Steven J. Reitman           Vice President            None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts            Vice President            None

       12025 Delmahoy Drive

       Charlotte, NC  28277



       George S. Ross              Senior Vice President     None

       55 Madison Avenue

       Morristown, NJ  07962



L      Julie D. Roth               Vice President            None



L      James F. Rothenberg         Director                  None



       Douglas F. Rowe             Regional Vice President   None

       30008 Oakland Hills Drive

       Georgetown, TX 78628



       Christopher Rowey           Regional Vice President    None

       9417 Beverlywood Street

       Los Angeles, CA 90034



       Dean B. Rydquist            Vice President            None

       1080 Bay Pointe Crossing

       Alpharetta, GA 30005



       Richard R. Samson           Vice President            None

       4604 Glencoe Avenue, Ste. 4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti         Regional Vice President   None

       31465 St. Andrews

       Westlake, OH 44145



L      Daniel B. Seivert           Assistant Vice President   None



L      R. Michael Shanahan         Director                  None



       David W. Short              Director, Senior Vice President   None

       1000 RIDC Plaza, Suite 212

       Pittsburgh, PA  15238



       William P. Simon, Jr.       Senior Vice President     None

       554 Canterbury Lane

       Berwyn, PA  19312



L      John C. Smith               Vice President -                             None
                                   Institutional Investment Services



L      Mary E. Smith               Vice President - Institutional Investment Services   None



       Rodney G. Smith              Vice President           None

       100 N. Central Expressway, Suite 1214

       Richardson, TX  75080



       Nicholas D. Spadaccini      Regional Vice President   None

       855 Markley Woods Way

       Cincinnati, OH 45230



L      Kristen J. Spazafumo        Assistant Vice President   None



       Daniel S. Spradling         Senior Vice President     None

       4 West Fourth Avenue, Suite 406

       San Mateo, CA  94402



B      Max D. Stites               Vice President            None



       Thomas A. Stout             Regional Vice President   None

       12913 Kendale Lane

       Bowie, MD 20715



       Craig R. Strauser           Regional Vice President   None

       3 Dover Way

       Lake Oswego, OR 97034



       Francis N. Strazzeri        Vice President            None

       31641 Saddletree Drive

       Westlake Village, CA 91361



L      Drew W. Taylor              Assistant Vice President   None



S      James P. Toomey             Vice President            None



I      Christopher E. Trede        Vice President            None



       George F. Truesdail         Vice President            None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith        Regional Vice President   None

       60 Reedland Woods Way

       Tiburon, CA 94920



H      Andrew J. Ward              Vice President            None





L      David M. Ward               Vice President - Institutional   None
                                   $Investment Services



       Thomas E. Warren            Regional Vice President   None

       1701 Starling Drive

       Sarasota, FL  34231



L      J. Kelly Webb               Senior Vice President, Treasurer                              None




       Gregory J. Weimer            Vice President           None

       125 Surrey Drive

       Canonsburg, PA  15317



B      Timothy W. Weiss            Director                  None

       N. Dexter Williams          Senior Vice President     None

       25 Whitside Court
       Danville, CA 94526



       Timothy J. Wilson           Regional Vice President   None
       113 Farmview Place

       Venetia, PA 15367



B      Laura L. Wimberly           Vice President            None



H      Marshall D. Wingo           Director, Senior Vice President   None



L      Robert L. Winston           Director, Senior Vice President   None



       Laurie B. Wood              Regional Vice President   None

       3500 W. Camino de Urania

       Tucson, AZ 85741



       William R. Yost             Regional Vice President   None

       9320 Overlook Trail

       Eden Prairie, MN 55347



       Janet M. Young              Regional Vice President   None

       1616 Vermont

       Houston, TX 77006



       Scott D. Zambon             Regional Vice President   None

       320 Robinson Drive

       Tustin Ranch, CA 92782


_______________________
L Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
SF  Business Address, P.O. 7650, San Francisco, CA 94120
B   Business Address, 135 South State College Blvd., Brea, CA 92821
S   Business Address, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230
H  Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I   Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

  ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.
 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Trust, 1101 Vermont Avenue, N.W., Washington, D.C. 20005, and its investment adviser, Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of CRMC's fund accounting department, 5300 Robin Hood Road, Norfolk, VA 23513.

 Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821.

 Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York, 10081.

ITEM 31.  MANAGEMENT SERVICES.
 None.

ITEM 32. UNDERTAKINGS.

 As reflected in the prospectus, the Funds undertake to provide each person to whom a prospectus is delivered with a copy of the Funds' annual report to shareholders, upon request and without charge.

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 14th day of November, 1997.

      THE AMERICAN FUNDS TAX-EXEMPT SERIES I
      By
             Harry J. Lister, President

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on November 14, 1997, by the following persons in the capacities indicated.

  SIGNATURE    TITLE
(1) Principal Executive Officer:
  Harry J. Lister   President

(2)  Principal Financial Officer and
 Principal Accounting Officer:

    Howard L. Kitzmiller   Senior Vice President, Secretary and Treasurer
(3)  Trustees:
  James H. Lemon, Jr.*   Chairman of the Board
  Stephen Hartwell* Chairman Emeritus and Trustee
  Harry J. Lister*  President and Trustee
  Cyrus A. Ansary*         Trustee
  Jean Head Sisco* Trustee
  T. Eugene Smith* Trustee
  Stephen G. Yeonas* Trustee

*By
  Howard L. Kitzmiller, Attorney-in-Fact

                               POWER OF ATTORNEY
 The undersigned trustee(s) of The American Funds Tax-Exempt Series I, a Massachusetts business trust, does hereby constitute and appoint James H. Lemon, Jr., Harry J. Lister and Howard L. Kitzmiller, or any of them to act as attorneys-in-fact for and in his or her name, place and stead (1) to sign his or her name as a trustee of said Trust to any and all amendments to the Registration Statement of The American Funds Tax-Exempt Series I, File No. 33-5270 under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

 EXECUTED at Washington, D.C., this 18th day of January, 1996.

 THE AMERICAN FUNDS TAX-EXEMPT SERIES I
Cyrus A. Ansary    Harry J. Lister
Frank M. Ewing (Retired)   T. Eugene Smith
Stephen Hartwell    Stephen G. Yeonas
James H. Lemon, Jr.